    As filed with the Securities and Exchange Commission on January 31, 1997

                              Securities Act File No. 333-________
                              Investment Company Act File No. 811-00018

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                             ----------------------

                                    FORM N-14
             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                             ----------------------


Pre-Effective Amendment No. __                  Post-Effective Amendment No. __
                        (Check Appropriate Box of Boxes)

                            STEADMAN ASSOCIATED FUND
                            ------------------------
            (Exact Name of Registration as Specified in its Charter)

                                 (202) 223-1000
                            ------------------------
                        (Area Code and Telephone Number)

                               1730 K Street, N.W.
                             Washington, D.C. 20006
          ------------------------------------------------------------
          (Address of Principal Executive Offices, including Zip Code)

                                   Max Katcher
                            Steadman Associated Fund
                               1730 K Street, N.W.
                             Washington, D.C. 20006
                     ---------------------------------------
                     (Name and Address of Agent for Service)

                                   Copies to:

                             Peter R. Gilbert, Esq.
                         Manatt, Phelps & Phillips, LLP
                         1501 M Street, N.W., Suite 700
                             Washington, D.C. 20005
                     ---------------------------------------
                     (Name and Address of Agent for Service)

     Approximate date of proposed public offering: As soon as practicable after the Registration Statement has been declared effective under the Securities Act of 1933.



                              CALCULATION OF THE REGISTRATION FEE UNDER THE SECURITIES ACT OF 1933:
------------------------------------------------------------------------------------------------------------------------------------
                                                                                   Proposed Maximum
   Title of Securities           Amount Being            Proposed Maximum         Aggregate Offering       Amount of Registration
    Being Registered            Registered(1)         Offering Price Per Unit          Price(2)                    Fee (3)
------------------------------------------------------------------------------------------------------------------------------------

  Shares of Common Law             836,469                     $4.13                  $3,454,617                  $1191.25
         Trust
------------------------------------------------------------------------------------------------------------------------------------


(1) Represents the maximum additional number of shares to be issued in exchange for shares of Steadman Investment Fund, Steadman American Industry Fund, and Steadman Technology and Growth Fund (the "Acquired Funds"), pursuant to the Agreement and Plan of Merger dated as of January 28, 1997, between the Registrant and the Acquired Funds.
(2) Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(d) under the Securities Act of 1933 based on the market value of the assets of the Acquired Funds calculated in accordance with the method used in calculating the daily offering price on January 27, 1997, a date within 15 days prior to the filing of this Registration Statement.
(3) Previously paid by wire transfer to the designated lockbox of the Securities and Exchange Commission in Pittsburgh, Pennsylvania.


     THE REGISTRANT HEREBY AMENDS THIS REGISTRATION STATEMENT ON SUCH DATE OR DATES AS MAY BE NECESSARY TO DELAY ITS EFFECTIVE DATE UNTIL THE REGISTRANT SHALL FILE A FURTHER AMENDMENT WHICH SPECIFICALLY STATES THAT THIS REGISTRATION STATEMENT SHALL THEREAFTER BECOME EFFECTIVE IN ACCORDANCE WITH SECTION 8(A) OF THE SECURITIES ACT OF 1933 OR UNTIL THE REGISTRATION STATEMENT SHALL BECOME EFFECTIVE ON SUCH DATE AS THE COMMISSION, ACTING PURSUANT TO SAID SECTION 8(A), MAY DETERMINE.

                            STEADMAN ASSOCIATED FUND

                       REGISTRATION STATEMENT ON FORM N-14

                              CROSS REFERENCE SHEET

              N-14                                     Location in
            Item No.                               Registration Statement
            --------                               ----------------------

Part A:  Information Required
in Prospectus/Proxy Statement
-----------------------------

1.   Beginning of Registration               Cover Page; Cross Reference Sheet
     Statement and Outside Front Cover
     Page of Prospectus

2.   Beginning and Outside Back Cover        Table of Contents
     Page of Prospectus

3.   Synopsis and Risk Factors               Synopsis; Principal Risk Factors

4.   Information about the Transaction       Synopsis; Approval of the Merger;
                                             Capitalization Table; Difference
                                             Between Operations of SST as an
                                             Open-End and Closed-End Investment
                                             Company; Appendix A

5.   Information about the Registrant        Synopsis; Comparison of Investment
                                             Objectives, Policies and
                                             Techniques of the Funds; Principal
                                             Risk Factors; Legal Proceedings;
                                             Miscellaneous.

6.   Information about the Company           Synopsis; Comparison of Investment
     Being Acquired                          Objectives, Policies and
                                             Techniques of the Funds; Principal
                                             Risk Factors; Miscellaneous.

7.   Voting Information                      Synopsis; Approval of the Merger;
                                             Information concerning the
                                             Meetings.

8.   Interest of Certain Persons and         Not Applicable.
     Experts

9.   Additional Information Required for     Not Applicable.
     Reoffering by Persons Deemed to be
     Underwriters

              N-14                                     Location in
            Item No.                               Registration Statement
            --------                               ----------------------

Part B:  Information Required in
Statement of Additional Information
-----------------------------------

10.  Cover Page                              Cover Page

11.  Table of Contents                       Item 11.  Table of Contents

12.  Additional Information about            Item 12.  Additional Information
     the Registrant                          about the Registrant

13.  Additional Information about the        Item 13.  Additional Information
     Company Being Acquired                  about the Company being acquired.

14.  Financial Statements                    Item 14.  Financial Statements


Part C:  Other Information
--------------------------

15.  Indemnification                         Item 15.  Indemnification

16.  Exhibits                                Item 16.  Exhibits

17.  Undertakings                            Item 17.  Undertakings

                         STEADMAN AMERICAN INDUSTRY FUND
                            STEADMAN ASSOCIATED FUND
                            STEADMAN INVESTMENT FUND
                       STEADMAN TECHNOLOGY AND GROWTH FUND

                               February ___, 1997


DEAR SHAREHOLDER:

     ENCLOSED IS A PROXY STATEMENT AND PROSPECTUS AND A MORE DETAILED SHAREHOLDER LETTER CONCERNING A PROPOSED MERGER OF: STEADMAN AMERICAN INDUSTRY FUND ("SAIF"), STEADMAN INVESTMENT FUND ("SIF"), AND STEADMAN TECHNOLOGY AND GROWTH FUND ("STGF") into STEADMAN ASSOCIATED FUND, WHICH WILL BE RENAMED

                         STEADMAN SECURITY TRUST ("SST")

     THE MERGER WILL BE ACCOMPLISHED BY EXCHANGING SAIF, SIF AND STGF SHARES ON A PRO RATA BASIS FOR SHARES OF SST. THEREAFTER, SST WILL OPERATE AS A SINGLE CLOSED-END FUND.

     CONSOLIDATION OF THE FOUR FUNDS WILL PROVIDE AN OPPORTUNITY FOR YOU TO BENEFIT FROM THE LOWER OPERATING EXPENSES RESULTING FROM THE ECONOMIES INHERENT IN THE LARGER, CLOSED-END FUND.

     THE TRUSTEES OF EACH OF THE FOUR FUNDS UNANIMOUSLY RECOMMEND SHAREHOLDER APPROVAL OF THIS MERGER PROPOSAL.

     PLEASE REVIEW THE ATTACHED MATERIALS CAREFULLY AND RETURN YOUR PROXY AS SOON AS POSSIBLE.

                                        FOR THE BOARD OF TRUSTEES
                                                  OF
                                        STEADMAN AMERICAN INDUSTRY FUND
                                        STEADMAN ASSOCIATED FUND
                                        STEADMAN INVESTMENT FUND
                                        STEADMAN TECHNOLOGY AND GROWTH FUND



                                        Charles W. Steadman
                                        Chairman of the Boards of Trustees
                                        and President

                             To the Shareholders of:

                         STEADMAN AMERICAN INDUSTRY FUND
                            STEADMAN ASSOCIATED FUND
                            STEADMAN INVESTMENT FUND
                       STEADMAN TECHNOLOGY AND GROWTH FUND

                                February __, 1997

Dear Shareholder:

     We are pleased to invite you to the Special Meetings of Shareholders of Steadman American Industries Fund, Steadman Associated Fund, Steadman Investment Fund and Steadman Technology and Growth Fund. The meetings are scheduled to be held on ______, 1997, at 9:30 a.m., Washington, D.C. time, at ____________
Hotel, Washington, D.C. 2000?.

     At these Special Meetings, you will be asked to consider and approve a very important proposal. Subject to shareholder approval, Steadman American Industry Fund, Steadman Investment Fund and Steadman Technology and Growth Fund (the "Merging Funds") will merge into Steadman Associated Fund which will be renamed the "Steadman Security Trust" ("SST"). Immediately prior to the Merger, SST will effect a reverse stock split so that each five shares of SST issued and outstanding will be converted into one Fund share after the reverse split. Shareholders of the Merging Funds will receive shares of SST on a pro rata basis in exchange for their shares of the Merging Funds. Upon the completion of the merger, SST will become a closed-end investment company.

     THE REORGANIZATION WILL RESULT IN SIGNIFICANT COST SAVINGS AND OTHER ECONOMIES AND WILL PROVIDE SHAREHOLDERS WITH IMPORTANT BENEFITS:

          1. LOWER OPERATING COSTS. Operating costs of the Funds will be reduced substantially from the costs of operating four funds functioning separately. The merger will enable SST to use its assets more efficiently and increase shareholder value. Fund accounting, stock transfer costs and other shareholder services will be reduced significantly. By converting to a closed-end fund, SEC requirements for daily determination of net asset values will be eliminated, as well as the need for annual securities registration with the states. The Trustees believe that annual operating costs will be reduced principally in the following areas: shareholder servicing fees, professional fees, reports to shareholders, computer services and custodian fees. A study by management of the Funds estimated that SST operating expenses will be approximately $650,000 lower annually than the total expenses of the current four Funds.

          2. LOWER EXPENSE RATIO. The Trustees expect the merger to reduce the expense ratio of SST and increase its capacity for growth. However, there can be no assurance that reductions in expenses will result in profitable operations for SST.

          3. IMPROVED PORTFOLIO MANAGEMENT FLEXIBILITY. After the merger, SST will operate as a closed-end investment company. It is expected that shares of SST will be traded in the over-the-counter market; however, there can be no assurance that a market will develop for shares of SST. Shares of closed-end funds have no right of redemption. They are bought and sold in market transactions. Consequently, liquid reserves no longer will be needed to finance share redemptions as with open-end funds. Greater resources will be available for long-term investments consistent with the SST's objectives and management's perception of market conditions. SST will be able to invest with a longer term view without being concerned about the possibility of liquidating some investments at an inopportune time solely to redeem fund shares.

          4. TAX ASPECTS. The reverse stock split will constitute a recapitalization of SST for tax purposes, but the merger will not qualify as a tax-deferred reorganization under the Internal Revenue Code. Shareholders of SAIF, SIF and STGF will recognize gain or loss equal to the difference between the tax bases of their SAIF, SIF or STGF shares surrendered by them in the merger and the fair market value of the SST shares they receive in the exchange.
 In many cases, the result may be a tax loss rather than a tax gain, but each shareholder must calculate individually their own gain or loss. Such gain or loss will be capital gain or loss for shareholders who hold their SAIF, SIF or STGF shares as capital assets and will be long term or short term gain or loss depending upon their individual holding periods for the shares surrendered. SST and its shareholders will not recognize gain or loss as a result of the exchange of SST shares for SST shares in the reverse stock split. SAIF, SIF and STGF will be treated for federal income tax purposes as if they had transferred all of their assets to SST in a taxable transaction, had recognized all of the built-in gains and losses on those assets, and had then liquidated. SAIF, SIF and STGF will be able to offset any net gain from this deemed asset sale with their respective capital loss and net operating loss carryovers. The Trustees anticipate that there will be sufficient loss carryovers to offset any net gain recognized by SAIF, SIF or STGF in the merger. SST will not be taxable as a result of the deemed asset sale, nor will its shareholders. Any capital loss and net operating loss carryovers of SAIF, SIF and STGF not used to offset their net gain in the merger will expire. SST, as the surviving single entity, will be able to utilize its separate tax loss carryforwards against ordinary income and capital gains to eliminate or reduce SST's post-merger taxable income.

     The attached Joint Proxy Statement and Prospectus has been prepared to give you detailed information about this reorganization.

     WHETHER OR NOT YOU PLAN TO ATTEND THE MEETING, PLEASE COMPLETE, DATE AND SIGN YOUR PROXY CARD AND RETURN IT IN THE ENCLOSED ENVELOPE SO THAT YOUR VOTE WILL BE COUNTED.

     We appreciate your continued support and confidence in our funds.

                                        FOR THE BOARDS OF TRUSTEES
                                                  OF
                                        STEADMAN AMERICAN INDUSTRY FUND
                                        STEADMAN ASSOCIATED FUND
                                        STEADMAN INVESTMENT FUND
                                        STEADMAN TECHNOLOGY AND GROWTH FUND


                                        Charles W. Steadman
                                        Chairman of the Boards of Trustees
                                        and President

                         STEADMAN AMERICAN INDUSTRY FUND
                            STEADMAN ASSOCIATED FUND
                            STEADMAN INVESTMENT FUND
                       STEADMAN TECHNOLOGY AND GROWTH FUND
                               1730 K STREET, N.W.
                             WASHINGTON, D.C. 20006
                                 1-800-424-8570

                   NOTICE OF SPECIAL MEETINGS OF SHAREHOLDERS
                            TO BE HELD _______, 1997



To the Shareholders:

     Notice is hereby given that Special Meetings of the Shareholders of Steadman American Industry Fund ("SAIF"), Steadman Associated Fund ("SAF"), Steadman Investment Fund ("SIF") and Steadman Technology and Growth Fund ("STGF"), each of which is currently an open-end, investment company (together the "Funds") will be held at ______________ Hotel, Washington, D.C. 2000?, at 9:30 a.m., Washington, D.C. time, on _______, 1997, and any adjournments thereof (the "Meetings"), for the following purposes:

     1. FOR THE SHAREHOLDERS OF ALL OF THE FUNDS: To consider and act upon a proposal to approve the Agreement and Plan of Merger dated as of January 28, 1997 (the "Merger Agreement") by and among SAIF, SAF, SIF and STGF whereby SAIF, SIF and STGF will merge into SAF (the "Merger"), which fund will be renamed Steadman Security Trust ("SST") and change to a closed-end investment fund; and

     2.   SOLELY FOR THE SHAREHOLDERS OF SAF:

          (a)  To elect four Trustees for terms of unlimited duration;

          (b) To consider and act upon a proposal to ratify and confirm the Amended and Restated Trust Indenture of SST as of January 28, 1997, which provides, among other things, for the change from an open-end to a closed-end investment company; and

          (c) To consider and act upon a proposal to ratify the selection of Reznick Fedder & Silverman to serve as independent auditors of SST.

     3. To act upon such other matters as may properly come before the Meetings or any adjournments thereof.

     The Merger is more fully described in the accompanying Proxy Statement and Prospectus. A copy of the Merger Agreement is attached as Exhibit A thereto. Shareholders of record of SAIF, SAF, SIF and STGF at the close of business on February __, 1997 are entitled to notice of, and to vote at, the Meetings. Please read the Proxy Statement and Prospectus carefully before telling us, through your proxy or in person, how you wish your shares to be voted. The Trustees of each of SAIF, SAF, SIF and STGF unanimously recommend a vote in favor of the Merger.

     WE URGE YOU TO SIGN, DATE AND MAIL THE ENCLOSED PROXY PROMPTLY.

                                        By Order of the Boards of Trustees

                                        Max Katcher, Secretary

                                        February __, 1997



                             YOUR VOTE IS IMPORTANT
                        NO MATTER HOW MANY SHARES YOU OWN

     PLEASE INDICATE YOUR VOTING INSTRUCTIONS ON THE ENCLOSED PROXY CARD; PLEASE DATE AND SIGN THE CARD AND RETURN IT IN THE ENVELOPE PROVIDED. IF YOU SIGN, DATE, AND RETURN THE PROXY CARD BUT GIVE NO VOTING INSTRUCTIONS, YOUR SHARES WILL BE VOTED "FOR" EACH APPLICABLE PROPOSAL NOTICED ABOVE. IN ORDER TO AVOID THE ADDITIONAL EXPENSE AND DELAY OF FURTHER SOLICITATION, WE ASK YOUR COOPERATION IN MAILING IN YOUR PROXY CARD PROMPTLY SO THAT A QUORUM MAY BE ENSURED. UNLESS PROXY CARDS SUBMITTED BY CORPORATIONS AND PARTNERSHIPS ARE SIGNED BY THE APPROPRIATE PERSONS AS INDICATED IN THE VOTING INSTRUCTIONS ON THE PROXY CARD, SUCH PROXY CARDS CANNOT BE VOTED.

                 QUESTIONS AND ANSWERS ABOUT THE PROPOSED MERGER


1.   WHAT IS THE MERGER?

     The Merger proposes to combine four separate funds into a single fund, the Steadman Associated Fund ("SAF"), whose name will change to Steadman Security Trust ("SST"). It also proposes to change SST from an open-end to a closed-end investment company. Fund shares no longer will be sold or redeemed by SST on a request basis, but will be sold to other investors in market transactions. It is expected that shares of SST will be traded in the over-the-counter market; however, there can be no assurance that a market will develop for shares of SST.

     The number of shares of SST issued to shareholders of SAIF, SIF and STGF will be determined on the basis of the relative net asset values of SST and each of the other funds. Immediately prior to the merger, SST will declare a reverse stock split of five to one so that each five outstanding shares of SST will become one share of the SST. The value of the new 5-to-1 shares of SST issued to shareholders of the other funds as a result of the Merger will be equal to the value of shares held in the other funds on the day before the closing date of the Merger. Shareholders of SST will continue to hold the same number of shares before and after the Merger.

2.   WHAT ARE THE REASONS FOR THE MERGER?

     After a detailed study of the operations of SAIF, SAF, SIF and STGF, the Trustees concluded that the merger would create substantial cost savings and other economies and would provide shareholders with important benefits:


          A. LOWER OPERATING COSTS. Operating costs of the Funds will be reduced substantially from the costs of operating four funds functioning separately. The merger will enable SST to use its assets more efficiently and increase shareholder value. Fund accounting, stock transfer costs and other shareholder services will be reduced significantly. By converting to a closed-end fund, SEC requirements for daily determination of net asset values will be eliminated, as well as the need for annual securities registration with the states. The Trustees believe that annual operating costs will be reduced principally in the following areas: shareholder servicing fees, professional fees, reports to shareholders, computer services and custodian fees. A study by management of the Funds estimated that SST operating expenses will be approximately $650,000 lower annually than the total expenses of the current four Funds.

          B. LOWER EXPENSE RATIO. The Trustees expect the merger to reduce the expense ratio of SST and increase its capacity for growth. However, there can be no assurance that reductions in expenses will result in profitable operations for SST.

          C. IMPROVED PORTFOLIO MANAGEMENT FLEXIBILITY. After the merger, SST will operate as a closed-end investment company, whose shares will be traded in the over-the-counter market; however, there can be no assurance that a market will develop for shares of SST. Shares of closed-end funds have no right of redemption. They are bought and sold through markets for fund shares. Consequently, liquid reserves no longer will be needed to finance share redemptions as with open-end funds. Greater resources will be available for long-term investments consistent with the SST's objectives and management's perception of market conditions. SST will be able to invest with a longer term view without being concerned about the possibility of liquidating some investments at an inopportune time solely to redeem fund shares.

          D. TAX ASPECTS. The five to one reverse stock split of SST will be a recapitalization of SST for federal income tax purposes, but the Merger will not qualify as a tax-deferred reorganization under the Internal Revenue Code. SST and its shareholders will not recognize gain or loss as a result of the exchange of SST shares for SST shares in the reverse stock split. Shareholders of SAIF, SIF and STGF will recognize gain or loss equal to the difference between the tax bases of their SAIF, SIF or STGF shares surrendered by them in the Merger and the fair market value of the SST shares they receive in the
exchange.   For many SAIF, SIF and STGF shareholders, the result may be a tax loss rather than a tax gain, but each shareholder's gain or loss calculation must be performed individually. SAIF, SIF and STGF will be treated for federal income tax purposes as if they had transferred all of their assets to SST in a taxable transaction, had recognized all of the built-in gains and losses on those assets, and had then liquidated. SAIF, SIF and STGF will be able to offset any net gain from this deemed asset sale with their respective capital loss and net operating loss carryovers. The Trustees anticipate that there will be sufficient loss carryovers to offset any net gain recognized by SAIF, SIF or STGF in the Merger. SST will not recognize any gain or loss as a result of the
deemed asset sale, nor will its shareholders.   Any capital loss and net
operating loss carryovers of SAIF, SIF and STGF not used to offset their net recognized gain in the Merger will expire. SST, as the surviving single entity, will be able to utilize its separate tax loss carryforwards against ordinary income and capital gains to eliminate or reduce SST's post-Merger taxable
income.   Management estimates that after the Merger, a maximum of $4,648,795 of net operating losses and a maximum of $1,109,769 of capital loss carryovers will be available to be used by SST based upon June 30,1996 financial statements.
To the extent that the former holders of SAF represent less than 50% of the total assets of SST after the Merger, the amount of the above losses which may be used by SST in any one year will be limited to $258,396. In addition, other transactions subsequent to the Merger could result in a change in the ownership of SST (combined with the change resulting from the Merger) that causes the amount loss limitation rules to apply. Whether any future events will cause imposition of a restriction in tax loss utilization for SST cannot be predicted at this point.

3.   WHO IS PAYING THE EXPENSES OF THE MERGER?

     Each of the Funds will bear its proportionate share of the expenses of the Merger.

4.   WHO WILL SERVE AS TRUSTEES OF SST?

     Charles W. Steadman, Dr. Paul A. Bowers and Vice Admiral John T. Hayward USN (Ret.) will continue to serve as Trustees along with Paul F. Wagner, William Mark Crain, Gordon T. Getsinger and Richard O. Haase, who have been nominated for election at the shareholders' meeting.

5.   WHO WILL SERVE AS INVESTMENT ADVISOR TO SST?

     Steadman Security Corporation is the current investment advisor to each of the funds. It will serve as the investment advisor to SST.

6.   WHERE CAN I GET FURTHER INFORMATION ABOUT SST?

     Call SST at 1-(800) 424-8570. The Steadman Security Corporation will be pleased to furnish any additional information that you want.

7. AFTER THE MERGER, WHOM DO I GET IN TOUCH WITH ABOUT MY NEW SST ACCOUNT OR TO INITIATE A TRANSACTION?

     Once the Merger is effective, you will be a shareholder of SST. You will be able to initiate a transaction to buy or sell shares through your representative at your registered broker-dealer, as it is expected that shares of SST will be traded in the over-the-counter market; however, there can be no assurance that a market will develop for shares of SST.

8. WILL THIS MERGER RESULT IN ANY TAX LIABILITY TO ANY OF THE FUNDS OR TO ME AS A SHAREHOLDER?

     The Merger will not qualify as a tax-deferred reorganization for federal income tax purposes. The transaction will be treated for federal income tax purposes as if SAIF, SIF and STGF had transferred all of their assets to SST in a taxable transaction, had recognized all of the built-in gains and losses on those assets, and had distributed SST shares to their respective shareholders in liquidation. The Trustees believe that the capital loss and net operating loss carryovers of SAIF, SIF and STGF will be sufficient to offset any net gain of those entities recognized in the Merger. SST and its shareholders will not recognize any gain or loss as a result of the deemed asset sale. The shareholders of SAIF, SIF and STGF will be deemed to have exchanged their SAIF, SIF and STGF shares for SST shares in a taxable transaction. Such shareholders will recognize gain or loss equal to the difference between their individual tax bases for the SAIF, SIF and STGF shares surrendered and the fair market value of the SST shares received. Such gain or loss will be capital for shareholders who hold their SAIF, SIF or STGF shares as capital assets and will be long term or short term gain or loss depending upon their individual holding periods for the shares surrendered. For many SAIF, SIF and STGF shareholders, the result may be a tax loss rather than a tax gain, but each shareholder's gain or loss calculation must be determined individually.

     Shareholders of the funds should consult their tax advisors regarding the effect, if any, of the Merger in light of their individual circumstances. Since the foregoing relates only to federal income tax consequences of the Merger, shareholders should also consult their tax advisors as to state and local tax consequences, if any.

     Shareholders are directed to read the accompanying Proxy Statement and Prospectus for further information about the Merger and related matters. Additional information about SST is set forth in its accompanying Proxy Statement and Prospectus.

                         STEADMAN AMERICAN INDUSTRY FUND
                            STEADMAN ASSOCIATED FUND
                            STEADMAN INVESTMENT FUND
                       STEADMAN GROWTH AND TECHNOLOGY FUND
--------------------------------------------------------------------------------


1730 K Street, N.W.                                               1-800-424-8570
Washington, D.C. 20006                                              202-233-1000


                                 PROXY STATEMENT
                                       AND
                                   PROSPECTUS


     This Proxy Statement and Prospectus is being furnished to shareholders of the Steadman American Industry Fund ("SAIF"), Steadman Associated Fund ("SAF"), Steadman Investment Fund ("SIF") and Steadman Growth and Technology Fund ("STGF") (individually referred to herein as "Fund" and collectively referred to as "Funds") in connection with the solicitation by the Board of Trustees of each of the Funds ("Trustees") of proxies to be used at Special Meetings of Shareholders of each of the Funds to be held at _____________ Hotel, Washington, D.C. 2000? at 9:30 a.m., Washington, D.C. time, on _______, 1997, and any adjournments thereof (the "Meetings"). Each of the Funds is currently a non-diversified, registered open-end investment company. It is expected that this Proxy Statement and Prospectus will be mailed to shareholders of the Funds on or about February __, 1997.

     At the Meetings, shareholders of the Funds will be asked to consider and vote upon approval of the Agreement and Plan of Merger, dated as of January 28, 1997 (the "Merger Agreement") by and among SAIF, SAF, SIF and STGF (the "Merger"). The Merger Agreement provides for the merger of SAIF, SIF and STGF with and into SAF, which will be renamed Steadman Security Trust ("SST"); and SST will change from an open-end investment company to a closed-end investment company. As a result of the proposed Merger, each shareholder of SAIF, SIF and STGF will receive that number of SST shares equal in value to that shareholder's pro rata interest in the net assets transferred to SST, as of the Valuation Date (as defined in the Merger Agreement). The proposed Merger provides that immediately prior to the effective date of the Merger, SST will effect a reverse split of its shares so that each five shares issued and outstanding will be converted to one share of the Fund. The shareholders of SAF, which will become SST, will continue to hold the same number of shares before and after the Merger. The reverse stock split of SST will constitute a tax-free recapitalization of SST, but the Merger transaction will not qualify as a tax deferred reorganization for federal income tax purposes with respect to SAIF, SIF, STGF or their respective shareholders. See "Approval of the Merger--Tax Aspects of the Merger."

     To simplify references herein, SAF in most cases will generally be referred to herein as Steadman Security Trust (or "SST") which will be its post-merger name.

     As of the date of this Prospectus, SST had _________ shares of a single class issued and outstanding pursuant to an Amended and Restated Trust Indenture, dated January 28, 1997 ("Trust Indenture"). The Trust Indenture provides for the issuance of an unlimited number of shares. The Merger Agreement contemplates as a condition precedent to the effectiveness of the Merger that the shareholders of SST will approve the change of SST from an open-end investment company to a closed-end investment company. Accordingly, the shares to be issued upon the effectiveness of the Merger will not be "redeemable securities" as defined in Section 2(a)(32) of the Investment Company Act of 1940, as amended (the "1940 Act"). Shareholders will be able to purchase and sell shares of SST in market transactions through their representative at their registered broker/dealer.

     The primary investment objective of three of the Funds, SAIF, STGF and SST, is substantially the same--capital growth through the utilization of a broad range of investment vehicles and techniques including, but not limited to, the purchase and sale of put and call options. The realization of current income is secondary to each fund's efforts in pursuing its goal of capital appreciation. However, the current primary objective of the fourth Fund, SIF, is to seek current income, and secondarily to maximize total return but only consistent with its primary objective. This latter objective will become the new investment objective of SST upon the Merger. All of the Funds currently employ the same investment management techniques. See "Investment Objectives and Policies."

     SST has filed with the Securities and Exchange Commission (the "SEC") a Registration Statement on Form N-14 (the "Registration Statement") relating to the registration of shares of SST to be offered to the shareholders of SAIF, SIF and STGF pursuant to the Merger Agreement. This Proxy Statement and Prospectus relating to the Merger also constitutes a Prospectus of SST filed as part of such Registration Statement. Information contained or incorporated by reference herein relating to SST has been prepared by and is the responsibility of SST. Information contained or incorporated by reference herein relating to the SAIF, SIF or STGF has been prepared by and is the responsibility of the respective Fund.

     This Proxy Statement and Prospectus concisely sets forth information about SST and the other Funds that a prospective investor should know before voting on the Merger. The following documents are available without charge upon written request to Steadman Security Company, 1730 K Street, N.W., Washington, D.C. 20006 or by calling the following toll free number 1-800-424-8570: Annual Reports, dated June 30, 1996 for each of the Funds: SAIF, SAF, SIF and STGF.

     INVESTORS ARE ADVISED TO READ AND RETAIN THIS PROXY STATEMENT AND PROSPECTUS FOR FUTURE REFERENCE.

A STATEMENT OF ADDITIONAL INFORMATION, DATED THE DATE OF THIS PROSPECTUS, RELATING TO THE PROPOSED TRANSACTIONS DESCRIBED IN THIS PROXY STATEMENT AND PROSPECTUS, HAS BEEN FILED WITH

THE SEC AND IS INCORPORATED BY REFERENCE HEREIN. COPIES OF THIS STATEMENT OF ADDITIONAL INFORMATION MAY BE OBTAINED WITHOUT CHARGE BY CONTACTING STEADMAN SECURITY CORPORATION ("SSC") AT 1730 K STREET, N.W., WASHINGTON, D.C. 20006 OR CALLING SSC TOLL FREE AT 1-800-424-8570.

     THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED ON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

         This Proxy Statement and Prospectus is dated February __, 1997.

                                TABLE OF CONTENTS

                         PROXY STATEMENT AND PROSPECTUS

AGREEMENT AND PLAN OF MERGER . . . . . . . . . . . . . . . . . . . . . . . . . 7

SYNOPSIS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 7
     Parties to the Merger . . . . . . . . . . . . . . . . . . . . . . . . . . 7
     The Merger. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 7
     Change to a Closed-End Fund . . . . . . . . . . . . . . . . . . . . . . . 9
     Tax Consequences of the Merger. . . . . . . . . . . . . . . . . . . . . . 9
     Investment Objectives and Policies. . . . . . . . . . . . . . . . . . . .10
     Investment Advisory Fee . . . . . . . . . . . . . . . . . . . . . . . . .10
     Purchases of Shares in the Funds. . . . . . . . . . . . . . . . . . . . .10
     Redemptions . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .10

PRINCIPAL RISK FACTORS . . . . . . . . . . . . . . . . . . . . . . . . . . . .11
     Investment Management Techniques. . . . . . . . . . . . . . . . . . . . .11
     Non-Diversified Status. . . . . . . . . . . . . . . . . . . . . . . . . .11
     Closed-End Investment Company - No Redemption Rights. . . . . . . . . . .12
     Borrowing-Issuance of Senior Securities . . . . . . . . . . . . . . . . .12
     Expense Ratios; Performance of the Funds. . . . . . . . . . . . . . . . .12
     Utilization of Tax Loss Carry Forwards. . . . . . . . . . . . . . . . . .13
     Non-Qualification of Merger for Tax Deferral. . . . . . . . . . . . . . .13
     Non-Qualification as a Regulated Investment Company for Tax Purposes. . .13

DIFFERENCE BETWEEN OPERATIONS OF SST AS AN OPEN-END AND CLOSED-END
     INVESTMENT COMPANY. . . . . . . . . . . . . . . . . . . . . . . . . . . .14
     Amendment to SST Declaration of Trust . . . . . . . . . . . . . . . . . .14
     Acquisition and Disposition of Shares . . . . . . . . . . . . . . . . . .14
     Voting Rights . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .15
     Determination of Net Asset Value. . . . . . . . . . . . . . . . . . . . .15
     Portfolio Management. . . . . . . . . . . . . . . . . . . . . . . . . . .16
     Blue Sky Restrictions . . . . . . . . . . . . . . . . . . . . . . . . . .16
     Senior Securities . . . . . . . . . . . . . . . . . . . . . . . . . . . .16

APPROVAL OF THE MERGER . . . . . . . . . . . . . . . . . . . . . . . . . . . .16
     Background. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .16
     The Merger. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .17
     Trustee Approval of the Merger. . . . . . . . . . . . . . . . . . . . . .18
     Tax Aspects of the Merger . . . . . . . . . . . . . . . . . . . . . . . .20

CAPITALIZATION TABLE (UNAUDITED) . . . . . . . . . . . . . . . . . . . . . . .22

COMPARATIVE FEE TABLES . . . . . . . . . . . . . . . . . . . . . . . . . . . .22
     Transaction Charges . . . . . . . . . . . . . . . . . . . . . . . . . . .22
     Expenses of the Funds; Pro Forma Expenses . . . . . . . . . . . . . . . .22
     Example . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .23

FORM OF ORGANIZATION OF THE FUNDS. . . . . . . . . . . . . . . . . . . . . . .24

COMPARISON OF INVESTMENT OBJECTIVES, POLICIES AND TECHNIQUES OF THE FUNDS. . .24

CONDENSED FINANCIAL INFORMATION OF THE FUNDS . . . . . . . . . . . . . . . . .25

DESCRIPTION OF CAPITAL STRUCTURE OF THE FUNDS AND SHAREHOLDER RIGHTS . . . . .37
     Special Provisions of SST . . . . . . . . . . . . . . . . . . . . . . . .37
     Over-the-Counter Market . . . . . . . . . . . . . . . . . . . . . . . . .39

MANAGEMENT OF THE FUNDS. . . . . . . . . . . . . . . . . . . . . . . . . . . .39

LEGAL PROCEEDINGS. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .40

ELECTION OF TRUSTEES OF STEADMAN ASSOCIATED FUND . . . . . . . . . . . . . . .41
     Election of Trustees. . . . . . . . . . . . . . . . . . . . . . . . . . .41
     Committee and Meetings of Trustees. . . . . . . . . . . . . . . . . . . .42
     Interested Persons. . . . . . . . . . . . . . . . . . . . . . . . . . . .42
     Compensation of Trustees. . . . . . . . . . . . . . . . . . . . . . . . .42
     Officers of SST . . . . . . . . . . . . . . . . . . . . . . . . . . . . .42

RATIFICATION OF AMENDED AND RESTATED TRUST INDENTURE OF STEADMAN
     SECURITY TRUST. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .43

SELECTION OF INDEPENDENT AUDITORS. . . . . . . . . . . . . . . . . . . . . . .44

INFORMATION CONCERNING THE MEETINGS. . . . . . . . . . . . . . . . . . . . . .44
     The Meetings. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .44
     Record Date; Vote Required; Share Information . . . . . . . . . . . . . .44
     Proxies . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .45
     Costs of the Solicitation and the Reorganization. . . . . . . . . . . . .45

MISCELLANEOUS. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .46
     Financial Information . . . . . . . . . . . . . . . . . . . . . . . . . .46
     Public Information. . . . . . . . . . . . . . . . . . . . . . . . . . . .46

OTHER BUSINESS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .46


Exhibit A--Agreement and Plan of Merger, dated as of January 28, 1997, by and among Steadman American Industry Fund, Steadman Investment Fund, Steadman Growth and Technology Fund and Steadman Security Trust

Exhibit B--Amended and Restated Trust Indenture of Steadman Security Trust
     (formerly, Steadman Associated Fund) and Declaration of Trust with Amendments through January 28, 1997.

                          AGREEMENT AND PLAN OF MERGER

                                    SYNOPSIS

     The following is a synopsis of certain information contained in or incorporated by reference in this Proxy Statement and Prospectus. It presents key considerations for shareholders of SAIF, SAF, SIF and STGF to assist them in determining whether to approve the Merger. This synopsis is only a summary and is qualified in its entirety by the more detailed information contained in or incorporated by reference in this Proxy Statement and Prospectus and the Exhibits hereto. Shareholders should carefully review this Proxy Statement and Prospectus and the Exhibits hereto in their entirety.

PARTIES TO THE MERGER

     Each of the Funds, SAIF, SIF, STGF and SST is a common law trust, domiciled in the District of Columbia. Each is currently a non-diversified open-end investment company; however, a required condition of the Merger is that the shareholders of SAF (which will become SST) will approve its change from an open-end investment company to a closed-end investment company. After this change, the SST shares will not be "redeemable securities" as that term is defined in the Investment Company Act of 1940, as amended (the "1940 Act").

THE MERGER

     The Merger Agreement provides for the merger of SAIF, SIF and STGF into SAF, which will be named SST. Each shareholder of SAIF, SIF and STGF will receive that number of SST shares equal in value to that shareholder's pro rata interest in the net assets transferred to SST as of the Valuation Date (as defined in the Merger Agreement). Cash will be paid in lieu of fractional shares. The proposed Merger provides that immediately prior to the effective date of the Merger SST will effect a reverse stock split so that each five shares issued and outstanding will be converted into one share of the Fund.

     The Trustees of each Fund, including Trustees who are not "interested persons" of the Fund (the "Independent Trustees"), as that term is defined in the 1940 Act, have concluded that the Merger is in the best interests of each of the Funds and their shareholders. They also believe that the interests of existing shareholders will not be diluted as a result of the Merger. The Trustees unanimously recommend approval of the Merger by the shareholders of each Fund.

     The Trustees' recommendation is based on the following conclusions:

     FIRST, operating costs of the Funds will be reduced substantially from costs of operating the four funds functioning separately. The merger will enable SST to use its assets more efficiently and increase shareholder value. Fund accounting, stock transfer costs and other shareholder services will be reduced significantly. By converting to a closed-end fund, SEC requirements for daily determination of net asset values will be eliminated, as well as the need for annual securities registration with the states. The Trustees believe that annual operating costs will be reduced principally in the following areas: shareholder servicing fees, professional fees, reports to shareholders, computer services and custodian fees. A study by management of the Funds estimated that SST operating expenses will be approximately $650,000 lower annually than the total expenses of the current four Funds.

     SECOND, the Trustees expect the merger to reduce the expense ratio of SST and increase its capacity for growth. However, there can be no assurance that reductions in expenses will result in profitable operations for SST.

     THIRD, after the merger, SST will operate as a closed-end investment company. It is expected that shares of SST will be traded in the over-the-counter market; however, there can be no assurance that a market will develop for shares of SST. Shares of closed-end funds have no right of redemption.
They are bought and sold in market transactions. Consequently, liquid reserves no longer will be needed to finance share redemptions as with open-end funds. Greater resources will be available for long-term investments consistent with the SST's objectives and management's perception of market conditions. SST will be able to invest with a longer term view without being concerned about the possibility of liquidating some investments at an inopportune time solely to redeem fund shares.

     FOURTH, The reverse stock split of SST will constitute a recapitalization of SST, but the Merger will not qualify as a tax-deferred organization under the Internal Revenue Code. SST and its shareholders will not recognize any gain or loss as a result of the exchange of SST shares for SST shares in the reverse stock split. Shareholders of SAIF, SIF and STGF will recognize gain or loss equal to the difference between the tax bases of their SAIF, SIF or STGF shares surrendered by them in the Merger and the fair market value of the SST shares they receive in the exchange. For many SAIF, SIF and STGF shareholders, the result may be a tax loss rather than a tax gain, but each shareholder's gain or loss calculation must be determined individually. SAIF, SIF and STGF will be treated for federal income tax purposes as if they had transferred all of their assets to SST in a taxable transaction, had recognized all of the built-in gains and losses on those assets, and had then liquidated. SAIF, SIF and STGF will be able to offset any net gain from this deemed asset sale with their respective capital loss and net operating loss carryovers. The Trustees anticipate that there will be sufficient loss carryovers to offset any net gain recognized by SAIF, SIF or STGF in the Merger. SST will not recognize any gain or loss as a result of the deemed asset sale, nor will its shareholders. Any capital loss and net operating loss carryovers of SAIF, SIF and STGF not used to offset their net gain in the Merger will expire. SST, as the surviving single entity, will be able to utilize its separate tax loss carryforwards against ordinary income and capital gains to eliminate or reduce SST's post-merger taxable income. Management estimates that after the Merger, a maximum of $4,648,795 of net operating losses and a maximum of $1,109,769 of capital loss carryovers will be available to be used by SST based upon June 30,1996 financial statements. To the extent that the former holders of SAF represent less than 50% of the total assets of SST after the Merger, the amount of the above losses which may be used by SST in any one year will be limited to $258,396. In addition, other transactions subsequent to the Merger could result in a change in the ownership of SST (combined with the change resulting from the Merger) that causes the amount loss limitation rules to apply. Whether any future events will cause imposition of a restriction in tax loss utilization for SST cannot be predicted at this point. See "Approval of the Merger--Trustees Approval of the Merger" and "Tax Aspects of the Merger." If the Merger is not approved by the shareholders of each of the Funds, the Funds will continue in existence, and the Trustees of each Fund will determine whether to pursue alternative actions.

     Approval of the Merger will require the affirmative vote of a majority of the outstanding shares of each Fund, voting separately, represented in person or by proxy at the Meeting and entitled to vote at the Meeting. See "Information Concerning the Meetings--Record Date; Vote Required; Share Information."

CHANGE TO A CLOSED-END FUND

     Each of the Funds is currently registered as an open-end investment company under the 1940 Act. The shareholders of SAF (which will be renamed SST) are being asked to approve the change to a closed-end investment company. Accordingly, if the Merger is approved by the requisite vote of shareholders of the Funds, SST will be a closed-end investment company. Whereas open-end investment companies issue redeemable securities, which can be surrendered at any time in exchange for their proportionate value of the net assets of the fund, the shares of a closed-end fund are not redeemable, but they may be purchased or sold in market transactions. See "Difference between the Operations of SST as an Open-End and Closed-End Investment Company."

TAX CONSEQUENCES OF THE MERGER

     The reverse stock split of SST will constitute a tax-free recapitalization of SST, but the Merger will not qualify as a tax-deferred reorganization for federal income tax purposes. The transaction will be treated for federal income tax purposes as if SAIF, SIF and STGF had transferred all of their assets to SST in a taxable transaction, had recognized all of the built-in gains and losses on those assets, and had distributed SST shares to their respective shareholders in liquidation. The Trustees believe that the capital loss and net operating loss carryovers of SAIF, SIF and STGF will be sufficient to offset any net gain of those entities recognized in the Merger. Loss carryforwards of SAIF, SIF and STGF not utilized in the Merger will expire, but SST will be able to use its separate loss carryforwards after the Merger. SST and its shareholders will not recognize any gain or loss as a result of the deemed asset sale and liquidation. The shareholders of SAIF, SIF and STGF will be deemed to have exchanged their SAIF, SIF and STGF shares for SST shares in a taxable transaction. Such shareholders will recognize gain or loss equal to the difference between their individual tax bases for the SAIF, SIF and STGF shares surrendered and the fair market value of the SST shares received. Such gain or loss will be capital for shareholders who hold their SAIF, SIF or STGF shares as capital assets and will be long term or short term gain depending upon their individual holding periods for the shares surrendered. For many SAIF, SIF and STGF shareholders, the result may be a tax loss rather than a tax gain, but each shareholder's gain or loss calculation must be performed individually.

INVESTMENT OBJECTIVES AND POLICIES

     Three of the Funds (SAIF, STGF and SST) share a common investment objective, which is capital growth through the utilization of a broad range of investment vehicles and techniques including, but not limited to, the purchase and sale of put and call options. The realization of current income is secondary to each Fund's efforts in pursuing its goal of capital appreciation. However, the current primary investment objective of the fourth Fund, SIF, is to seek current income, and secondarily to maximize total return but only consistent with its primary objective. Upon the Merger, the latter objective will become the new investment objective of SST as SST will be the surviving Fund. All of the Funds employ the same investment management techniques.

     Shareholders of the Funds should consider these similarities and differences in investment objectives and policies of the funds. See "Comparison of Investment Objectives and Techniques of the Funds."

INVESTMENT ADVISORY FEE

     Each Fund obtains investment management services from the same investment advisor, Steadman Security Corporation ("SSC"), pursuant to substantially similar investment advisory agreements. A management fee is payable to the investment advisor monthly and is computed on the net asset value of the Fund. Each Fund pays a management fee which declines on additional assets as the Fund increases its asset base, at the annual rate of 1% of the first $35 million of net assets, 0.875% of the next $35 million and $0.75% on all sums in excess thereof. Upon the effectiveness of the Merger, SSC will continue to provide investment advisory services to SST pursuant to its existing Investment Advisory Agreement.

     None of the Funds has a separate service and/or distribution plan pursuant to Rule 12b-1 under the 1940 Act.

PURCHASES OF SHARES IN THE FUNDS

     SAIF, SIF and STGF have not accepted new subscriptions for shares since May, 1988. Shares of SAF were available for purchase under a Prospectus dated January, 1996 through October 31, 1996.

REDEMPTIONS

     Prior to the closing date of the Merger, shares of each Fund may be redeemed at their respective net asset values per share calculated after the redemption order is received and accepted. Upon completion of the Merger and the change of SST to a closed-end investment company, no shares of SST may be redeemed. It is expected that shares of SST will be traded in the over-the-counter market; however, there can be no assurance that a market will develop for shares of SST.

                             PRINCIPAL RISK FACTORS

     In evaluating whether to approve the Merger, shareholders should carefully consider the following summary of risk factors relating to SST in addition to the other information set forth in this Proxy Statement and Prospectus.


INVESTMENT MANAGEMENT TECHNIQUES

     An investment in SST involves greater risk than an investment in many other mutual funds because the investment objectives and policies of SST afford management wide possible latitude in choosing investment vehicles and techniques. This latitude is greater than that afforded many other investment companies. Many of the vehicles and techniques -- including but not limited to option activities, investment in foreign securities, borrowing to increase investment funds, and short-selling -- are highly specialized and involve significant risks. For a full discussion of the risks attendant to particular investments and techniques, please refer to the Statement of Additional Information. Use of such techniques may also produce higher than normal portfolio turn-over (100% or more), which will generate additional brokerage commissions and expenses for SST. Moreover, SST is not restricted from making investments in real estate, precious metals, oil and gas limited partnerships, or commodities and commodities contracts (including futures contracts), all of which are considered speculative. Currently, SST and two of the Funds, SAIF and STGF, share the same investment objective and techniques; and while SIF's principal objective is different - to seek current income, rather than capital growth - all four Funds use the same investment techniques. Upon completion of the Merger, the primary investment objective of SST will change to seek current income. As a secondary objective, SST will seek to maximize the total return, but only to the extent consistent with its primary objective.

NON-DIVERSIFIED STATUS

     The classification of SST as a "non-diversified" investment company means that the proportion of the assets of SST that may be invested in the securities of a single issuer is not limited by the 1940 Act. A "diversified investment company" is required by the Investment Company Act of 1940 generally to invest, with respect to 75% of its total assets, not more than 5% of such assets in the securities of a single issuer. Moreover, SST has not elected to conduct its operations so as to qualify as a "regulated investment company" for purposes of the Internal Revenue Code of 1986, as amended (the "Code"), and thus, unlike many mutual funds, it is not restricted by certain diversification requirements imposed by the Code. Since a relatively high percentage of SST's assets may be invested in the obligations of a limited number of issuers, some of which may be within the same economic sector, SST's portfolio will be more susceptible to any single economic, political or regulatory occurrence than the portfolio securities of a diversified investment company.

CLOSED-END INVESTMENT COMPANY - NO REDEMPTION RIGHTS

     As a closed-end investment company SST will not redeem any of its outstanding shares. It is expected that shares of SST will be traded in the over-the-counter market; however, there can be no assurance that a market will develop for shares of SST. Shares of closed-end investment companies frequently trade at a discount from net asset value. The shares of SST have never traded publicly. Therefore, SST cannot predict whether its shares will in the future trade at a premium above or at a discount from net asset value; and if the shares do trade at a discount, the extent of such discount. The risk of its shares trading at a discount is a risk separate from the risk of a decline in net asset value.


BORROWING-ISSUANCE OF SENIOR SECURITIES

     As a closed-end investment company, SST may borrow from a bank or other entity in a privately arranged transaction to the maximum extent permitted under the 1940 Act. Were such borrowings to be made, they would involve additional risk to SST, since the interest expense may be greater than the income from or appreciation of the securities carried by the borrowings and since the value of the securities carried may decline below the amount borrowed.

     SST will have the authority to issue senior securities. The 1940 Act requires SST to maintain "asset coverage" of not less than 300% if a "class of senior securities represents indebtedness," as those terms are defined and used in the 1940 Act. In addition, if SST issues a class of senior security which is stock, SST may not declare any dividends (other than a dividend payable in common stock) or make any cash distributions to its shareholders if, after the distribution, there would be less than 300% asset coverage of that senior security. SST has no present intention of issuing any class of senior security; however, it may be in the best interests of the Fund to do so in the future.

     Any investment gains made with the proceeds obtained from borrowings in excess of interest paid on the borrowings will cause the net income per share and the net asset value per share of the SST's shares to be greater than would otherwise be the case. On the other hand, if the investment performance of the additional securities purchased fails to cover their cost (including any interest paid on the money borrowed) to SST, then the net income per share and net asset value per share of the shares of SST will be less than would otherwise be the case.

EXPENSE RATIOS; PERFORMANCE OF THE FUNDS

     Although the Merger will create economies which will reduce the operating costs of the Funds, SST will still have a relatively high ratio of expenses to average net assets because of its relatively small size when compared to larger funds. The historical performance of each of the Funds during the past ten years has been less than the results of the S&P 500 Index for the same period. (See "Management's Discussion of Performance of the Funds.") There can be no assurance that as a result of the Merger, the performance of SST will differ substantially from its past performance.

UTILIZATION OF TAX LOSS CARRY FORWARDS

     Although SST will be able to use its existing net operating loss and capital loss carryforwards each year against income earned by SST, there can be no assurance that sufficient income will be earned to utilize in their entirety the loss carryforwards which are available, as the ability to use certain loss carryforwards will expire on specific dates in the future. In addition, the Merger is not a tax-deferred reorganization for federal income tax purposes. As a result, the loss carryforwards of SAIF, SIF and STGF will not be available to offset SST income after the Merger. Management estimates that after the Merger, a maximum of $4,648,795 of net operating losses and a maximum of $1,109,769 of capital loss carryovers will be available to be used by SST based upon June
30, 1996 financial statements. To the extent that the former holders of SAF represent less than 50% of the total assets of SST after the Merger, the amount of the above losses which may be used by SST in any one year will be limited to $258,396. In addition, other transactions subsequent to the Merger could result in a change in the ownership of SST (combined with the change resulting from the Merger) that causes the amount loss limitation rules to apply. Whether any future events will cause imposition of a restriction in tax loss utilization for SST cannot be predicted at this point.

NON-QUALIFICATION OF MERGER FOR TAX DEFERRAL

     Shareholders of SAIF, SIF and STGF will have a fully taxable exchange when they surrender their SAIF, SIF and STGF shares in exchange for SST shares.
Their individual gain or loss will be measured by the difference between the tax bases of their SAIF, SIF and STGF shares they surrender and the fair market value of the SST shares they receive. Each shareholder's computation of gain or loss will depend upon the unique circumstances of that shareholder regarding factors such as share basis, holding period, and income, gain, loss or deductions for that shareholder in the year of the exchange that may be wholly unrelated to the Merger. While it is anticipated that many SAIF, SIF and STGF shareholders may recognize tax losses in the exchange, some SAIF, SIF or STGF shareholders may have net income as a result of the exchange. In addition, if the exchange creates a recognized capital loss for a shareholder, that shareholder may be subjected to restrictions on utilization of that recognized capital loss.

NON-QUALIFICATION AS A REGULATED INVESTMENT COMPANY FOR TAX PURPOSES

     The entity surviving the Merger is not expected to qualify for special Federal income tax rules applicable to electing qualified regulated investment companies. While this factor permits the surviving entity to utilize certain loss carryforwards, the surviving entity will not be able to take advantage of certain potentially favorable tax rules applicable to electing qualified regulated investment companies.

                   DIFFERENCE BETWEEN OPERATIONS OF SST AS AN
                   OPEN-END AND CLOSED-END INVESTMENT COMPANY

     All of the Funds are currently registered as open-end investment companies under the 1940 Act. Open-end investment companies issue redeemable securities. The holders of redeemable securities have the right to surrender, effectively at any time, all, or any part of their shares in the open-end fund and obtain their proportionate share of the value of the fund's net assets (sometimes referred to as the "net asset value") less any redemption fee charged by the fund. This has been the way all of the Funds have operated since their inception.

     In contrast, a closed-end investment company neither redeems its outstanding stock nor engages in the continuous sale of new securities, thus operating with a relatively fixed capitalization. Because of their status as open-end investment companies, the Funds are obligated to calculate a daily net asset value and manage their portfolios to provide sufficient liquidity for possible redemptions.

     Some of the legal and practical differences between operation of SST as an open-end and a closed-end investment company are as follows:

AMENDMENT TO SST DECLARATION OF TRUST

     Upon approval of the shareholders of SST to ratify and confirm the Amended and Restated Trust Indenture of SST, among other things, SECTIONS 8.3(a) AND (b) WILL BE DELETED. These sections currently provide as follows:

          Section 8.3. REDEMPTION OF SHARES. (a) OPTION OF SHAREHOLDER. A Shareholder may redeem all or any part of his Shares at net asset value as defined in Section 2.8 less a withdrawal fee of $1.00 to be paid to the Fund, including the proportionate brokerage, if any, necessary in order to redeem such Shares. Payment shall be made within five days (the five days to be five consecutive days during which the New York Stock Exchange shall be open).

          (b) RESERVE FOR CONTINGENT LIABILITIES. The Trustees are authorized in their discretion to retain, at the time of such redemption, a sufficient reserve for taxes and other contingent liabilities, provided that the Trustees shall pay to the person entitled thereto the pro rata share of any excess after determination and payment of such taxes and contingent liabilities.

ACQUISITION AND DISPOSITION OF SHARES

     Currently, none of the four Funds is making a continuous offering of its shares which is standard procedure for open-end funds. Closed-end funds do not continuously offer their shares. As a closed-end fund, SST will not be making a continuous offering of its shares. The shareholders would thereby lose the theoretical benefit of an expanding pool of money from the sale of additional shares, which SST would have to invest. As a practical matter, however, SST has no principal underwriter, does not, and has not, actively marketed its securities over the last several years and in reality has very infrequently sold new shares. The Trustees of the Funds believe that the burden of costs (a) to determine a daily net asset value and (b) to keep the Funds' securities registered for sales in a continuous offering with the Securities and Exchange Commission under the Securities Act of 1933, as amended, and under the "Blue Sky" or state securities laws, of the several states in which the Funds have been active in the past, outweighs the theoretical advantage of an increasing pool of investment capital. The reality is that the investment capital base of the Funds is static, which is the hallmark of a true closed-end investment company.

     In an open-end fund, shareholders desiring to realize the value of their shares are able to do so by exercising their right of redemption; that is, their right to require the fund to repurchase its shares at current net asset value or at such net asset value less such redemption fee as may be determined by the fund's Trustees. An open-end fund's net asset value is calculated by dividing
(i) the value of its portfolio securities plus all cash and other assets (including accrued interest and dividends received but not collected) less all liabilities (including all accrued expenses) by (ii) the number of outstanding shares of such fund.

     Shareholders of a closed-end fund have no such right of redemption and unless shares are admitted to trading on a securities exchange or some other arranged and regular trading market develops, shareholders may be unable to dispose of their shares easily or at all. In addition, even if a market should develop, the price at which such shares would trade may be affected by market forces which would establish a price at a premium or, as is often the case, a discount from net asset value.

     It is expected that shares of SST will be traded in the over-the-counter market should the Fund be converted to a closed-end fund; however, there can be no assurance that a market will develop for shares of SST. Shareholders wishing to sell shares in SST after conversion would be able to sell in market transactions. If the shares of SST were to trade at a discount from net end value, there is no way of predicting the extent of that discount at this time.

VOTING RIGHTS

     The voting rights of holders of shares of common stock of SST will not change if SST converts to a closed-end fund. See "Description of Capital Structure of the Funds and Shareholder Rights."

DETERMINATION OF NET ASSET VALUE

     Currently, as an open-end fund, SST determines its per share net asset value on each business day. If SST were to convert to a closed-end fund, there would no longer be a need to compute daily net asset value, and this cost savings will benefit SST.

PORTFOLIO MANAGEMENT

     As a closed-end investment company, SST would not be subject to pressures to sell portfolio securities at disadvantageous times in order to meet redemptions. Also, there would be an elimination of the need to maintain cash reserves, or cash equivalents, in order to meet redemptions as they arise. As a closed-end fund, SST will be able to keep cash reserves at a minimum, depending primarily on management's perception of market conditions.

     In the past, SST has kept a prudent portion of its portfolio liquid to meet redemptions. By changing to a closed-end status, SST will be able to more efficiently use such portfolio funds. Likewise, SST will be able to invest with a longer-term view by not having to be concerned about the possibility of liquidating a position at an inopportune moment solely to meet redemption requests.

BLUE SKY RESTRICTIONS

     As an open-end fund, SST is required to register its shares of common stock under applicable state securities, or "Blue Sky" laws. Upon conversion to a closed-end fund, SST will not be required to keep such registrations current and will thereby benefit from a reduction in costs and expenses.

SENIOR SECURITIES

     The 1940 Act prohibits open-end funds from issuing "senior securities" representing indebtedness (i.e. bonds, debentures, notes, and other similar securities), other than indebtedness to banks where there is an asset coverage of at least 300% to all borrowings. Closed-end investment companies, on the other hand, are permitted to issue senior securities representing indebtedness to any lender if the 300% asset coverage is met. In addition, closed-end investment companies may issue preferred stock (subject to various limitations), whereas open-end investment companies generally may not issue preferred stock. This ability to issue senior securities gives closed-end investment companies more flexibility than open-end funds in "leveraging" their stockholders' investments. However, SST has no present intention of issuing any class of senior security.

                             APPROVAL OF THE MERGER

                                 PROPOSAL NO. 1
                  (TO BE VOTED ON BY SHAREHOLDERS OF ALL FUNDS)

BACKGROUND

     The Trustees of the Funds reviewed the operations of each Fund with a view to determining how best to reduce the costs of operation, increase asset value and enhance investment opportunities while preserving the investment objectives of the Funds. The Trustees concluded that it has become increasingly difficult for small funds to compete, especially because of the operating costs which must be incurred by each Fund. Among other things, the Trustees concluded that by merging the Funds into a single fund, SST, significant economies of scale can be achieved to reduce costs. By changing SST from an open-end investment company to a closed-end investment company, greater financial flexibility and investment latitude can be achieved as liquid reserves would no longer have to be maintained for shareholders who exercise their right of redemption.

     Accordingly, the Trustees have unanimously adopted and recommend to the shareholders of the Funds for their approval, the Merger as set forth in the Merger Agreement. The Merger Agreement provides, among other things, that as a condition to the consummation of the Merger, all of the Funds must approve the Merger. If the Merger is not approved, the Trustees will take such further action as they, in their discretion, deem necessary or advisable. The description of the Merger Agreement set forth below is a summary only.

THE MERGER

     The following summary of the Merger Agreement is qualified in its entirety by reference to the Merger Agreement, a copy of which is set forth in full as Exhibit A to this Proxy Statement and Prospectus. The Merger Agreement contemplates a reorganization whereby SIF, SAIF and STGF (the "Merging Funds") will merge into SST, and SST will survive the Merger.

     Shareholders of the Merging Funds will receive shares of SST determined by dividing the net asset value of each of the Merging Fund's shares by the net asset value of SST's shares as of the Valuation Date, which is defined in the Merger Agreement as the business day preceding the Closing Date. In addition, on the Valuation Date, SST will effect a reverse split of its shares so that each five issued and outstanding shares of SST will become one share.

     The Merger will be effective ten days after all shareholder and regulatory approvals have been received by the Funds. The Amended and Restated Trust Indenture of SST will be the Trust Indenture of the Surviving Fund, and the Trustees of SST will be the Trustees of the Surviving Fund.

     The consummation of the Merger is subject to the conditions set forth in the Merger Agreement including without limitation the approval of the Merger by the shareholders of the Merging Funds and of SST and the ratification by the shareholders of SST of the Restated and Amended Trust Indenture of SST, which provides for the change of SST from an open-end fund to a closed-end fund.

     Notwithstanding the approvals of the shareholders of the Funds, the Merger may be terminated at any time prior to the Closing: (a) by the mutual written consent of all of the Funds, or (b) by either SST or the Merging Funds if (i) the other party fails to perform in any material respect its agreements in the Merger Agreement required to be performed on or prior to the Closing Date, (ii) SST or the Merging Funds, respectively, materially breaches or shall have breached any of its representations, warranties or covenants contained herein, or (iii) any other condition precedent to the obligations of the terminating party has not been met and it reasonably appears that it will not or cannot be met.

     Termination of the Merger Agreement will terminate all obligations of the parties thereto without liability except that any party in breach of the Merger Agreement will, upon demand, reimburse the non-breaching party for all reasonable out-of-pocket fees and expenses incurred in connection with the transactions contemplated by the Merger Agreement, including legal, accounting and filing fees.

     Approval of the Merger will require the vote specified below in "Information Concerning the Meetings--Record Date; Vote Required; Share Information." If the Merger is not approved by the shareholders of the Funds, the Trustees of the Funds will consider other possible courses of action.

TRUSTEE APPROVAL OF THE MERGER

     At meetings held on January 28, 1997, the Trustees of SAIF, SAF, SIF and STGF, including the Independent Trustees, unanimously approved the Merger and the Merger Agreement, determined that the Merger is in the best interests of each of the Funds and their shareholders, and resolved to recommend that shareholders vote for approval of the Merger. The Trustees of SAF further resolved to change the Fund's name to Steadman Security Trust upon the Merger and to change SST from an open-end investment company to a closed-end investment company and to recommend the latter change to the shareholders of SST for their approval. The Trustees further determined that the Merger would not result in dilution of any shareholders' interest in any Fund.

     In evaluating the Merger, the Trustees requested and reviewed materials which included financial statements as well as other written information regarding each of the Funds and their personnel, operations and financial condition. The Trustees also considered information with respect to the relative historical performance of the Funds. In addition, the Trustees reviewed and discussed the terms and provisions of the investment advisory agreements pursuant to which SSC provides investment management services to the Funds. The Trustees also reviewed the differences between open-end investment companies and closed-end companies.

     In making their determination to approve the Merger, the Trustees of the Funds gave careful consideration to the following factors: the investment objective of each of the Funds; the cost savings to each of the Funds; the ability to use the resources of the Funds more efficiently; the change from an open-end investment company to a closed-end investment company; the potential for increasing shareholder value; the terms and conditions of the Merger Agreement; and the fact that the Merger will not qualify as a tax-deferred reorganization under the Code. Also, the Merger would afford the shareholders of SST the continued capabilities and resources of SSC in the area of investment management and shareholder servicing. The shareholders of SST will be able to purchase and sell their shares on an established stock exchange. Finally, all expenses of the Merger will be shared proportionately by the Funds.

          A. INVESTMENT POLICY. Three of the Funds have as their stated investment policy the same objective: "capital appreciation." The fourth Fund, SIF, has the investment objective of current income. The net assets of the four constituent funds, as of June 30, 1996, ranged from approximately $.5 million (STGF) to $1 million (SAIF) to $1.8 million (SIF) and $4.6 million (SAF). By combining these resources in a single fund and changing SST's primary investment objective from capital appreciation to income, the Trustees believe that the shareholders will benefit from the greater resources available to enable a wider range of investment and greater flexibility in managing this portfolio.

          B. OPERATING COSTS. Operating costs of the Funds will be substantially reduced if they are merged into SST. This will enable SST to use its assets more efficiently to increase shareholder value. Fund accounting, stock transfer costs and other shareholder services will be significantly reduced. By converting to a closed-end fund, daily determination of net asset values will be eliminated, as well as the need for annual state securities registration. Based upon management's analysis of the Funds, the Trustees believe that the aggregate annual operating expenses of the four Funds which amounted to approximately $1,130,000 for the year ended June 30, 1996 would be reduced to $480,000 if the Merger had taken place at June 30, 1996. These savings will be achieved principally in the following areas: shareholder servicing fees, professional fees, reports to shareholders, computer services and custodian fees. However, there can be no assurance that reductions in expenses will result in profitable operations for SST. See "Comparative Fee Tables--Expenses of the Funds; Pro Forma Expenses." Fuirthermore, due to the size of SST after the Merger, and the portfolio income anticipated to be generated by SST after the Merger, it is anticipated that SST will have to rely upon capital appreciation of its portfolio securities to be profitable.

          C. CLOSED-END INVESTMENT COMPANY. The newly merged fund, SST, will operate as a closed-end investment company. It is expected that shares of SST will be traded in the over-the-counter market; however, there can be no assurance that a market will develop for shares of SST. This will eliminate the need for maintaining liquid reserves to fund the repurchase of shares when shareholders exercise their right of redemption, as this right of redemption will no longer exist for SST following the Merger. Accordingly, greater resources will be available for long-term investment consistent with the Fund's objectives and management's perception of market conditions. SST will be able to invest with a longer term view without being concerned about the possibility of liquidating at an inopportune time solely to meet redemption requests. The shareholders will be able to purchase and sell their shares in market transactions. As a closed-end investment company, SST will have greater flexibility in utilizing its portfolio assets including the ability to issue senior securities as permitted by the 1940 Act, which will permit greater leveraging of the Fund's assets. There is no assurance, however, that the use of such techniques will result in increased performance by SST.

          D. FEDERAL TAX ASPECTS. The reverse stock split of SST will constitute a recapitalization of SST, but the Merger will not qualify as a tax-deferred reorganization for federal income tax purposes. SST and its shareholders will not recognize gain or loss as a result of the exchange of SST shares for SST shares in the reverse stock split. The Merger transaction will be treated for federal income tax purposes as if SAIF, SIF and STGF had transferred all of their assets to SST in a taxable transaction, had recognized all of the built-in gains and losses on those assets, and had distributed SST shares to their respective shareholders in liquidation. The Trustees believe that the capital loss and net operating loss carryovers of SAIF, SIF and STGF will be sufficient to offset any net gain of those entities recognized in the Merger. The loss carryforwards of SAIF,SIF and STGF not utilized in the Merger will expire, but SST, as the surviving single entity, will be able to utilize its separate tax loss carryforwards after the Merger. SST and its shareholders will not recognize any gain or loss as a result of the deemed asset sale and liquidation. The shareholders of SAIF, SIF and STGF will be deemed to have exchanged their SAIF, SIF and STGF shares for SST shares in a taxable transaction. Such shareholders will recognize gain or loss equal to the difference between their individual tax bases for the SAIF, SIF and STGF shares surrendered and the fair market value of the SST shares received. Such gain or loss will be capital for shareholders who hold their SAIF, SIF or STGF shares as capital assets and will be long term or short term gain or loss depending upon their individual holding periods for the shares surrendered. For many SAIF, SIF and STGF shareholders, the result may be a tax loss rather than tax gain, but each shareholder's gain or loss calculation must be performed individually.

     Based upon the foregoing considerations, the Trustees of each of the Funds, including the Independent Trustees, unanimously approved the Merger and the change of SST from an open-end investment company to a closed-end investment company and determined that the Merger is in the best interests of each of the Funds and their shareholders. The Trustees further determined that the Merger would not result in dilution of any shareholders' interest and that by the Merger, an increase in the asset base of SST should benefit the shareholders because of the economies of scale available to a larger fund.

TAX ASPECTS OF THE MERGER

     The following discussion summarizes certain of the material federal income tax consequences of the Merger. It is intended to provide only a general summary and does not include a complete analysis of all the potential federal income tax consequences or consequences that may vary with or are contingent upon, individual circumstances, such as the taxpayer's being subject to certain special provisions of the Internal Revenue Code of 1986, as amended (the "Code"). This discussion does not address any aspects of state, local, or foreign tax laws or any federal tax laws other than those pertaining to income tax.

     None of the Funds has requested a ruling from the Internal Revenue Service (the "Service") with respect to any of the matters discussed in this summary.
It is unlikely that the Service would be willing to issue a ruling regarding the Merger. However, the Funds have received an opinion letter from Manatt, Phelps & Phillips, LLP, as "Tax Counsel" regarding certain material federal income tax consequences of the Merger.

     Tax Counsel has advised the Funds that, in its opinion, the legal issues discussed in this federal income tax summary are correct in all material respects. However, the summary itself is not an opinion of Tax Counsel or tax advice and does not in any way constitute an assurance that the federal income tax consequences discussed herein will be accepted by the Service or the courts.

     In the opinion of Tax Counsel, the reverse stock split of SST will constitute a recapitalization of SST, but the Merger will not qualify as a tax-deferred reorganization for federal income tax purposes. SST and its shareholders will not recognize gain or loss as a result of the exchange of SST shares for SST sh ares in the reverse stock split. The Merger transaction will be treated for federal income tax purposes as if SAIF, SIF and STGF had transferred all of their assets to SST in a taxable transaction, had recognized all of the built-in gains and losses on those assets, and had distributed SST shares to their respective shareholders in liquidation. Capital loss and net operating loss carryovers of SAIF, SIF and STGF may be utilized to offset any
net gain of those entities recognized in the Merger.   SST and its shareholders
will not recognize any gain or loss as a result of the deemed asset sale and liquidation. The shareholders of SAIF, SIF and STGF will be deemed to have exchanged their SAIF, SIF and STGF shares for SST shares in a taxable transaction. Such shareholders will recognize gain or loss equal to the difference between their individual tax bases for the SAIF, SIF and STGF shares surrendered and the fair market value of the SST shares received. Such gain or loss will be capital for shareholders who hold their SAIF, SIF or STGF shares as capital assets and will be long term or short term gain or loss depending upon their individual holding periods for the shares surrendered. The loss carryforwards of SST will survive the Merger for use in the post-Merger period, but the loss carryforwards of SAIF, SIF and STGF will not. To the extent that the former holders of SAF represent less than 50% of the total assets of SST after the Merger, the amount of the above losses which may be used by SST in any one year will be limited. In addition, other transactions subsequent to the Merger could result in a change in the ownership of SST (combined with the change resulting from the Merger) that causes the amount loss limitation rules to apply. Whether any future events will cause imposition of a restriction in tax loss utilization for SST cannot be predicted at this point. The Merger will not constitute an "ownership change" for SST within the meaning of Section 382 of the Code.

     The foregoing discussion of the expected federal income tax consequences of the Merger and the opinion of Tax Counsel are based on current authorities. There is no assurance that legislative or administrative changes or court decisions may not be forthcoming that would significantly change these expected consequences. Any such changes may or may not be retroactive with respect to transactions prior to the date of those changes. The opinion of Tax Counsel is also based on certain factual assumptions and factual representations to Tax Counsel by the Funds. The opinion of Tax Counsel could change if such assumptions and representations proved to be inaccurate.

     THE SUMMARY FEDERAL INCOME TAX DISCUSSION SET FORTH ABOVE IS INCLUDED FOR GENERAL INFORMATION ONLY. IT DOES NOT CONSTITUTE TAX ADVICE OR AN OPINION OF TAX COUNSEL. EACH SHAREHOLDER SHOULD CONSULT HIS OR HER OWN TAX ADVISOR AS TO THE SPECIFIC TAX CONSEQUENCES OF THE MERGER APPLICABLE TO HIM OR HER, INCLUDING THE APPLICATION AND EFFECT OF FEDERAL, STATE, LOCAL AND OTHER TAX LAWS.

                        CAPITALIZATION TABLE (UNAUDITED)

     The table below sets forth the capitalization of the Funds and indicates the pro forma combined capitalization of SST as of January 27, 1997 as if the Merger had occurred on that date, and the reverse split of five for one had taken place.

                                                                         Net
                                                                        Book
                                               Shares      Net Asset    Value
                                  Shares        After        Value      After
                  Net Assets    Outstanding    Merger      Per Share   Merger
                  ----------    -----------    ------      ---------   ------

SAIF               1,189,478    1,366,133      288,112        .87         --
SAF                5,023,559    6,078,693    1,215,739        .83         --
SIF                1,860,401    1,992,384      450,578        .93         --
STGF                 403,694      515,746       97,779        .78         --
SST Pro Forma      8,477,132          ---    2,052,208        .83       4.13



                             COMPARATIVE FEE TABLES

TRANSACTION CHARGES

     Because each Fund is a no-load fund, shareholders are not required to pay any sales charges or other fees in connection with the purchase of shares in any of the Funds. Moreover, since there is no current Prospectus available for SAIF, SIF or STGF, shares in these funds have not been offered or sold to the public since May, 1988. Shares of SAF were available for purchase under a Prospectus dated January 1, 1996 through October 31, 1996. It is expected that shares of SST will be traded in the over-the-counter market; however, there can be no assurance that a market will develop for shares of SST. Shares of SST may be purchased or sold in normal brokerage transactions with appropriate fees charged in connection with such transactions.

EXPENSES OF THE FUNDS; PRO FORMA EXPENSES

     The Funds each pay a variety of expenses directly for management of their assets, administration, distribution of their shares and other services; and those expenses are reflected in the net asset value per share of each Fund. The following calculations are based on the expenses of each Fund for the 12 months ended June 30, 1996. These amounts are shown as a percentage of the average net assets of each class of shares of such periods.

                      Pro Forma Fee Table for Shareholders
                           of SAIF, SAF, SIF and STGF
                         as of June 30, 1996 (Unaudited)

                                                                                                                     Pro Forma
                                                                                                                        for
                                                           SAIF            SAF            SIF           STGF            SST
                                                           ----            ---            ---           ----         --------

Shareholder Transaction Expenses                              -0-            -0-            -0-            -0-            -0-


Annual Fund Operating Expenses                              24.61           8.14          10.60          25.19           8.00
  (as a percentage of average net
  assets at June 30, 1996)

Investment Advisory Fees                                     1.00           1.00           1.00           1.00           1.00

Custodian Fees                                                .26            .22            .02            .26            .01

Miscellaneous                                               23.35           6.92           9.58          23.93           6.99

Total Annual Operating Expenses                          $300,454       $422,508       $225,193       $175,696       $480,000
                                                         --------       --------       --------       --------       --------
                                                         --------       --------       --------       --------       --------



EXAMPLE

     Based on management's analysis, the Trustees believe that the principal aggregate annual operating expenses of the four Funds, which amounted to approximately $1.2 million for the year ended June 30, 1996, would have been reduced to $480,000 had the Merger taken place. However, there can be no assurance that reductions in expenses will result in profitable operations for SST. Furthermore, due to the size of SST after the Merger and the portfolio income anticipated to be generated by SST after the Merger, it is anticipated that SST will have to rely upon capital appreciation of its portfolio securities to be profitable.

     To attempt to show the effect of these expenses on an investment over time,
the example shown below has been created.   Assume that you make a $1,000
investment in any of the Funds or in the new merged fund and that the annual return is 5% and that the operating expenses for each Fund are the ones shown in the chart above for the 12 months ended June 30, 1996. If you were to continue to hold your shares at the end of each period shown below, your investment would incur the following expenses by the end of each period shown:

                        1 year         3 years         5 years       10 years
                        ------         -------         -------       --------

SAIF                      $222           $544           $752         $1,004
SAF                         80            233            376            697
SIF                        103            292            461            806
STGF                       226            551            758          1,004
Pro Forma SST               79            229            371            690

                        FORM OF ORGANIZATION OF THE FUNDS

     Each Fund is a common law trust fund formed under a declaration of trust and domiciled in the District of Columbia. SST (formerly SAF) was originally organized under a Trust Indenture in the State of Missouri in 1939. It now exists as a common law trust under the laws of the District of Columbia pursuant to a Trust Indenture approved by shareholders on January 8, 1979. SAIF was originally organized as a Delaware corporation on November 3, 1959. It now exists as a common law trust under the laws of the District of Columbia pursuant to a Trust Indenture approved by the shareholders on May 24, 1978. SIF was originally organized as a Delaware corporation on August 6, 1956. It now exists as a common law trust under the laws of the District of Columbia pursuant to a Trust Indenture approved by the shareholders on May 11, 1979. STGF was originally organized as a Delaware corporation in 1967. It now exists as a common law trust under the laws of the District of Columbia pursuant to a Trust Indenture approved by the shareholders on May 11, 1979.

     Each of the Funds is operated as a non-diversified open-end investment company; however, upon the effectiveness of the Merger, SST will change to a closed-end investment company. None of the Funds is taxed for federal income tax purposes under the special rules for electing and qualifying regulated investment companies under Code Sections 851-855. All the Funds are taxed under the normal federal income tax rules applicable to C corporations.

                      COMPARISON OF INVESTMENT OBJECTIVES,
                      POLICIES AND TECHNIQUES OF THE FUNDS

     The investment objective of the SST is to maximize capital growth through the utilization of a broad range of investment vehicles and techniques, including but not limited to the purchase and sale of put and call options. SST may also make substantial temporary defensive investments in high grade debt securities of all types, U.S. government securities and repurchase agreements when market conditions warrant, such as when a severe downturn in the stock market is anticipated. Both SAIF and STGF have substantially similar investment objectives. SIF has a different investment objective, which is to seek current income. As a secondary objective, SIF seeks to maximize the total return but only consistent with its primary objectives. Similar to the other Funds, SIF may also make substantial temporary defensive investments in debt securities and money market instruments when market conditions warrant. Upon the Merger, SST will have current income as its principal investment objective and capital appreciation as its secondary objective, but only to the extent consistent with its primary objective.

     In seeking to achieve their objectives, all of the Funds may use the following investment vehicles, without limitation:

     *    Common stock of issuers of all kinds.

     *    Preferred stocks, warrants, and convertible securities.

     * Corporate bonds and debentures of all kinds; and debt securities issued or guaranteed by the U.S. government of its agencies or instrumentalities ("U.S. government securities").

     * Money market instruments (commercial paper, bank certificates of deposits, and U.S. government securities).

     In choosing portfolio investments, none of the Funds is restricted to any particular criteria or quality standards except as expressly stated in this Prospectus. With respect to equity investments, the investment advisor for each Fund generally looks for issuers that show growth potential, based on fundamental analysis of the relevant industries and the issuers' financial position. In selecting debt instruments (other than short-term debt for defensive purposes), the advisor considers interest rate movements and may choose investment grade instruments the yield of which exceeds that of short-term U.S. Treasury securities.

     Each Fund has the flexibility to employ a broad range of investment techniques, including but not limited to the purchase and sale of put and call options (primarily for premium income but also for hedging purposes), investing in foreign securities, transactions in repurchase agreements, investments in government securities, investments in high yield bonds ("junk bonds"), acquisition of restricted or illiquid securities, purchase and sale of real estate and related loans, borrowing to increase investment funds, short sales, and lending portfolio securities. For a discussion of the characteristics and risks of these vehicles and techniques, please refer to the Statement of Additional Information. Each Fund may invest in these instruments and use these techniques without limit, except as expressly stated in the Statement of Additional Information.

     The effect of such techniques can produce portfolio turnover rates of 100% or more. The portfolio turnover for the year ended June 30, 1996 was 339% for SAIF, 382% for SIF, 333% for STGF and 231% for SST. High portfolio turnover (100% or more) increases brokerage costs and increases the likelihood of short-term gains and losses.

     The investment objective of each Fund may be changed by its Board of Trustees without shareholder approval.

                         CONDENSED FINANCIAL INFORMATION
                                  OF THE FUNDS

     The following financial highlights of each of the Funds for the year ended June 30, 1996 and the nine previous years ended June 30 have been audited by Coopers & Lybrand L.L.P., independent certified public accountants, whose reports thereon are included with each Fund's Form N-SAR filings, and are available to shareholders upon request.

                              FINANCIAL HIGHLIGHTS

                                      SAIF


                                                                               Unaudited            For the year  For the period
                                                                          Three Months Ended            ended    February 1, 1995
                                                                             September 30,             June 30,   through June 30,
                                                                       ------------------------     ------------------------------
                                                                          1996           1995           1996           1995*
                                                                       ---------      ---------      ---------      ---------

Per Share Operating Performance:
  Net asset value, beginning of period                                 $    0.72      $    0.88      $    0.88      $    0.96
  Net investment income (loss)                                              (.05)          (.06)          (.41)          (.12)
  Net realized and unrealized gain (loss) on investments                     .06            .09            .25            .04
                                                                       ---------      ---------      ---------      ---------
  Total from investment operations                                           .01            .03           (.16)          (.08)
Dividends and distributions paid:
  From net realized gain                                                     - -            - -            - -            - -
  From net investment income                                                 - -            - -            - -            - -
  From capital                                                               - -            - -            - -            - -
                                                                       ---------      ---------      ---------      ---------
  Total distributions                                                        - -            - -            - -            - -
                                                                       ---------      ---------      ---------      ---------
Net asset value, end of period                                         $    0.73      $    0.91      $    0.72      $    0.88
                                                                       ---------      ---------      ---------      ---------
                                                                       ---------      ---------      ---------      ---------
  Ratio/Supplemental Data: Total return (1)                                 5.56**        13.64**       (18.48)%       (20.01)%**
          Net Assets, end of period (in thousands)                     $1,011.00      $1,368.00      $1,008.00      $1,341.00
Ratio of expenses to average net assets                                    25.52%**       23.10%**       24.61%         24.62%**
Ratio of net investment income (loss)
to average net assets                                                     (24.49)%**     (22.59)%**     (24.10)%       (22.86)%**
  Portfolio turnover                                                         425%**         556%**         339%           617%**

                                                                            For the years ended January 31,
                                                        ---------------------------------------------------------------------
                                                           1995           1994           1993           1992           1991
                                                        ---------      ---------      ---------      ---------      ---------
Per Share Operating Performance:
  Net asset value, beginning of period                  $    1.65      $    1.50      $    1.54      $    1.59      $    1.94
  Net investment income (loss)                               (.26)          (.24)          (.19)          (.20)          (.19)
  Net realized and unrealized gain (loss) on
  investments                                                (.43)           .39            .15            .15           (.16)
                                                        ---------      ---------      ---------      ---------      ---------
  Total from investment operations                           (.69)           .15           (.04)          (.05)          (.35)
Dividends and distributions paid:
  From net realized gain                                      - -            - -            - -            - -            - -
  From net investment income                                  - -            - -            - -            - -            - -
  From capital                                                - -            - -            - -            - -            - -
                                                        ---------      ---------      ---------      ---------      ---------
  Total distributions                                         - -            - -            - -            - -            - -
                                                        ---------      ---------      ---------      ---------      ---------
Net asset value, end of period                          $    0.96      $    1.65      $    1.50      $    1.54      $    1.59
                                                        ---------      ---------      ---------      ---------      ---------
                                                        ---------      ---------      ---------      ---------      ---------
  Ratio/Supplemental Data:
  Total return (1)                                         (41.82)%        10.00%         (2.60)%        (3.14)%       (18.04)%
          Net Assets, end of period (in thousands)      $1,472.00      $2,627.00      $2,496.00      $2,648.00      $2,844.00
Ratio of expenses to average net assets                     17.69%         12.66%         14.83%         15.13%         13.75%
Ratio of net investment income (loss)
to average net assets                                      (15.63)%       (11.40)%       (13.52)%       (13.13)%       (10.25%)
  Portfolio turnover                                          289%           134%           221%           460%           211%

                                                                                   For the years ended January 31,
                                                                       ------------------------------------------------------
                                                                         1990           1989           1988            1987
                                                                       ---------     ----------     ----------      ---------
Per Share Operating Performance:
  Net asset value, beginning of period                                 $    2.21     $     2.24     $     2.68      $    2.89
  Net investment income (loss)                                              (.19)          (.11)          (.12)          (.14)
  Net realized and unrealized gain (loss) on investments                    (.08)           .08           (.32)          (.07)
                                                                       ---------     ----------      ---------      ---------
  Total from investment operations                                          (.27)          (.03)          (.44)          (.21)
Dividends and distributions paid:
  From net realized gain                                                     - -            - -            - -            - -
  From net investment income                                                 - -            - -            - -            - -
  From capital                                                               - -            - -            - -            - -
                                                                       ---------     ----------      ---------      ---------
  Total distributions                                                        - -            - -            - -            - -
                                                                       ---------     ----------      ---------      ---------
Net asset value, end of period                                         $    1.94      $    2.21      $    2.24      $    2.68
                                                                       ---------     ----------      ---------      ---------
                                                                       ---------     ----------      ---------      ---------
  Ratio/Supplemental Data:
  Total return (1)                                                        (12.22)%        (1.34)%       (16.42)%        (7.27)%
          Net Assets, end of period (in thousands)                     $3,691.00      $4,563.00      $4,943.00      $6,480.00
Ratio of expenses to average net assets                                    12.74%          9.37%          7.00%          6.26%
Ratio of net investment income (loss)
to average net assets                                                      (8.75)%        (4.84)%        (3.64)%        (3.39)%
  Portfolio turnover                                                         258%           121%           228%           420%


(1) Total return on the changes in net value of a share during the period and assumes reinvestment of distributions at net asset value.
*   The Fund's fiscal year-end was changed to June 30.
**  Annualized.

                              FINANCIAL HIGHLIGHTS

                                      SAF


                                                                               Unaudited            For the year  For the period
                                                                          Three Months Ended            ended     October 1, 1994
                                                                             September 30,             June 30,   through June 30,
                                                                       ------------------------     ------------------------------
                                                                          1996           1995           1996           1995*
                                                                       ---------      ---------      ---------      ---------
Per Share Operating Performance:
  Net asset value, beginning of period                                 $    0.70      $    0.73      $    0.73      $    0.72
                                                                       ---------      ---------      ---------      ---------
  Net investment income (loss)                                              (.02)          (.02)          (.17)          (.03)
  Net realized and unrealized gain (loss) on investments                     .01            .07            .14            .04
                                                                       ---------      ---------      ---------      ---------
  Total from investment operations                                          (.01)           .05           (.03)           .01
Dividends and distributions paid:
  From net realized gain                                                     - -            - -            - -            - -
  From net investment income                                                 - -            - -            - -            - -
  From capital                                                               - -            - -            - -            - -
                                                                       ---------      ---------      ---------      ---------
  Total distributions                                                        - -            - -            - -            - -
                                                                       ---------      ---------      ---------      ---------
Net asset value, end of period                                         $    0.69      $    0.78      $    0.70      $    0.73
                                                                       ---------      ---------      ---------      ---------
                                                                       ---------      ---------      ---------      ---------
  Ratio/Supplemental Data: Total return (1)                                (5.71)%**      27.40%**       (4.38)%         1.85%**
          Net Assets, end of period (in thousands)                     $4,470.00      $5,914.00      $4,581.00      $5,735.00
Ratio of expenses to average net assets                                     8.13%**        9.31%**        8.14%          8.17%**
Ratio of net investment income (loss)
to average net assets                                                      (7.18)%**      (8.30)%**      (7.48)%        (7.23)%**
  Portfolio turnover                                                         526%**         348%**         231%           505%**

                                                                            For the years ended September 30,
                                                        ---------------------------------------------------------------------
                                                           1994           1993           1992           1991           1990
                                                        ---------      ---------      ---------      ---------      ---------
Per Share Operating Performance:
  Net asset value, beginning of period                  $    0.87      $    0.64      $    0.67      $    0.57      $    0.84
                                                        ---------      ---------      ---------      ---------      ---------
  Net investment income (loss)                               (.08)          (.05)          (.03)          (.02)          (.03)
  Net realized and unrealized gain (loss) on investments     (.07)           .28            - -            .12           (.24)
                                                        ---------      ---------      ---------      ---------      ---------
  Total from investment operations                           (.15)           .23           (.03)           .10           (.27)
Dividends and distributions paid:
  From net realized gain                                      - -            - -            - -            - -            - -
  From net investment income                                  - -            - -            - -            - -            - -
  From capital                                                - -            - -            - -            - -            - -
                                                        ---------      ---------      ---------      ---------      ---------
  Total distributions                                         - -            - -            - -            - -            - -
                                                        ---------      ---------      ---------      ---------      ---------
Net asset value, end of period                          $    0.72      $    0.87      $    0.64      $    0.67      $    0.57
                                                        ---------      ---------      ---------      ---------      ---------
                                                        ---------      ---------      ---------      ---------      ---------
  Ratio/Supplemental Data: Total return (1)                (17.24)%        35.88%         (4.47)%        17.51%       (32.27)%
          Net Assets, end of period (in thousands)      $6,307.00      $8,844.00      $7,254.00      $8,539.00      $8,392.00
Ratio of expenses to average net assets                      7.76%          5.79%          6.92%          7.16%          6.08%
Ratio of net investment income (loss)
to average net assets                                       (6.09)%        (4.63)%        (5.14)%        (3.29)%        (4.54)%
  Portfolio turnover                                          241%           300%           301%           267%            86%

                                                                                   For the years ended September 30,
                                                                      -------------------------------------------------------
                                                                         1989           1988           1987            1986
                                                                      ----------    -----------    -----------     ----------
Per Share Operating Performance:
  Net asset value, beginning of period                                $     0.60    $      0.91    $      0.85     $     0.82
                                                                      ----------    -----------    -----------     ----------
  Net investment income (loss)                                               - -            - -            .02           (.01)
  Net realized and unrealized gain (loss) on investments                     .27           (.25)           .12            .11
                                                                      ----------    -----------    -----------     ----------
  Total from investment operations                                           .27           (.25)           .14            .10
Dividends and distributions paid:
  From net realized gain                                                    (.03)           - -           (.06)          (.07)
  From net investment income                                                 - -            - -           (.02)           - -
  From capital                                                               - -           (.06)           - -            - -
                                                                      ----------    -----------    -----------     ----------
  Total distributions                                                       (.03)          (.06)          (.08)          (.07)
                                                                      ----------    -----------    -----------     ----------
Net asset value, end of period                                        $     0.84    $      0.60    $      0.91     $     0.85
                                                                      ----------    -----------    -----------     ----------
                                                                      ----------    -----------    -----------     ----------
  Ratio/Supplemental Data: Total return (1)                                47.50%        (27.86)%        15.83%         11.44%
          Net Assets, end of period (in thousands)                    $16,035.00     $13,572.00     $20,662.00     $19,866.00
Ratio of expenses to average net assets                                     6.65%          4.10%          3.06%          2.88%
Ratio of net investment income (loss)
to average net assets                                                       (.24)%         (.33)%        (2.13)%        (0.82)%
  Portfolio turnover                                                         208%           367%           302%           375%


(1) Total return on the changes in net value of a share during the period and assumes reinvestment of distributions at net asset value.
*   The Fund's fiscal year-end was changed to June 30.
**  Annualized.

                              FINANCIAL HIGHLIGHTS

                                      SIF


                                                                               Unaudited            For the year  For the period
                                                                          Three Months Ended            ended    January 1, 1995
                                                                             September 30,             June 30,   through June 30,
                                                                       ------------------------     ------------------------------
                                                                          1996           1995           1996           1995*
                                                                       ---------      ---------      ---------      ---------
Per Share Operating Performance:
  Net asset value, beginning of period                                 $    0.86      $    1.02      $    1.02      $    0.93
                                                                       ---------      ---------      ---------      ---------
  Net investment income (loss)                                              (.02)           - -           (.13)          (.02)
  Net realized and unrealized gain (loss) on investments                     .02            - -           (.03)           .11
                                                                       ---------      ---------      ---------      ---------
  Total from investment operations                                           - -            - -           (.16)           .09
Dividends and distributions paid:
  From net realized gain                                                     - -            - -            - -            - -
  From net investment income                                                 - -            - -            - -            - -
  From capital                                                               - -            - -            - -            - -
                                                                       ---------      ---------      ---------      ---------
  Total distributions                                                        - -            - -            - -            - -
                                                                       ---------      ---------      ---------      ---------
Net asset value, end of period                                         $    0.86      $    1.02      $    0.86      $    1.02
                                                                       ---------      ---------      ---------      ---------
                                                                       ---------      ---------      ---------      ---------
  Ratio/Supplemental Data: Total return (1)                                  -0-            -0-         (15.53)%       19.36%**
          Net Assets, end of period (in thousands)                     $1,738.00      $2,257.00      $1,763.00      $2,298.00
Ratio of expenses to average net assets                                    11.56%**        8.89%**       10.60%         10.54%**
Ratio of net investment income (loss)
to average net assets                                                     (10.52)%**      (2.03)%**      (5.23)%        (4.24)%**
  Portfolio turnover                                                         342%**          84%**         382%           226%**

                                                                            For the years ended December 31,
                                                        ---------------------------------------------------------------------
                                                           1994           1993           1992           1991           1990
                                                        ---------      ---------      ---------      ---------      ---------
Per Share Operating Performance:
  Net asset value, beginning of period                  $    1.42      $    1.38      $    1.49      $    1.12      $    1.32
                                                        ---------      ---------      ---------      ---------      ---------
  Net investment income (loss)                               (.08)          (.06)          (.09)          (.06)          (.09)
  Net realized and unrealized gain (loss) on investments     (.41)           .10           (.02)           .43           (.11)
                                                        ---------      ---------      ---------      ---------      ---------
  Total from investment operations                           (.49)           .04           (.11)           .37           (.20)
Dividends and distributions paid:
  From net realized gain                                      - -            - -            - -            - -            - -
  From net investment income                                  - -            - -            - -            - -            - -
  From capital                                                - -            - -            - -            - -            - -
                                                        ---------      ---------      ---------      ---------      ---------
  Total distributions                                         - -            - -            - -            - -            - -
                                                        ---------      ---------      ---------      ---------      ---------
Net asset value, end of period                          $    0.93      $    1.42      $    1.38      $    1.49      $    1.12
                                                        ---------      ---------      ---------      ---------      ---------
                                                        ---------      ---------      ---------      ---------      ---------
  Ratio/Supplemental Data: Total return (1)                (34.51)%         2.89%         (7.05)%        32.95%        (15.04)%
          Net Assets, end of period (in thousands)      $2,159.00      $3,550.00      $3,791.00      $4,277.00      $3,530.00
Ratio of expenses to average net assets                      8.90%          6.48%          7.78%          7.88%         10.31%
Ratio of net investment income (loss)
to average net assets                                       (6.65)%        (4.52)%        (6.09)%        (5.08%)        (7.27)%
  Portfolio turnover                                          282%           179%           263%           245%           144%

                                                                                   For the years ended December 31,
                                                                       ------------------------------------------------------
                                                                         1989           1988           1987            1986
                                                                       ---------     ----------     ----------      ---------
Per Share Operating Performance:
  Net asset value, beginning of period                                 $    1.22     $     1.32     $     1.61      $    1.46
                                                                       ---------     ----------     ----------      ---------
  Net investment income (loss)                                              (.08)           - -            .01            .06
  Net realized and unrealized gain (loss) on investment                      .18           (.09)          (.30)           .09
                                                                       ---------     ----------     ----------      ---------
  Total from investment operations                                           .10           (.09)          (.29)           .15
Dividends and distributions paid:
  From net realized gain                                                     - -            - -            - -            - -
  From net investment income                                                 - -           (.01)           - -            - -
  From capital                                                               - -            - -            - -            - -
                                                                       ---------     ----------     ----------      ---------
  Total distributions                                                        - -           (.01)           - -            - -
                                                                       ---------     ----------     ----------      ---------
Net asset value, end of period                                         $    1.32     $     1.22     $     1.32      $    1.61
                                                                       ---------     ----------     ----------      ---------
                                                                       ---------     ----------     ----------      ---------
  Ratio/Supplemental Data: Total return (1)                                 8.13%         (6.82)%       (18.01)%        10.27%
          Net Assets, end of period (in thousands)                     $4,627.00      $4,812.00      $5,659.00      $8,133.00
Ratio of expenses to average net assets                                     8.95%          5.59%          4.32%          3.97%
Ratio of net investment income (loss)
to average net assets                                                      (6.15)%          .13%           .53%          1.84%
  Portfolio turnover                                                         165%           128%            96%           129%


(1) Total return on the changes in net value of a share during the period and assumes reinvestment of distributions at net asset value.
*   The Fund's fiscal year-end was changed to June 30.
**  Annualized.

                              FINANCIAL HIGHLIGHTS

                                      STGF


                                                                               Unaudited            For the year  For the period
                                                                          Three Months Ended            ended     January 1, 1995
                                                                             September 30,             June 30,   through June 30,
                                                                       ------------------------     ------------------------------
                                                                          1996           1995           1996           1995*
                                                                       ---------      ---------      ---------      ---------
Per Share Operating Performance:
  Net asset value, beginning of period                                 $    1.02      $    1.43      $    1.43      $    1.57
                                                                       ---------      ---------      ---------      ---------
  Net investment income (loss)                                              (.07)          (.07)          (.58)          (.22)
  Net realized and unrealized gain (loss) on investments                    (.09)           .19            .17            .08
                                                                       ---------      ---------      ---------      ---------
  Total from investment operations                                          (.16)           .12           (.41)          (.14)
Dividends and distributions paid:
  From net realized gain                                                     - -            - -            - -            - -
  From net investment income                                                 - -            - -            - -            - -
  From capital                                                               - -            - -            - -            - -
                                                                       ---------      ---------      ---------      ---------
  Total distributions                                                        - -            - -            - -            - -
                                                                       ---------      ---------      ---------      ---------
Net asset value, end of period                                             $    0.86      $    1.55      $    1.02      $    1.43
                                                                       ---------      ---------      ---------      ---------
                                                                       ---------      ---------      ---------      ---------
  Ratio/Supplemental Data: Total return (1)                               (62.75)%**      33.57%**      (28.29)%       (17.84)%**
          Net Assets, end of period (in thousands)                     $  451.00      $  861.00      $  542.00      $  799.00
Ratio of expenses to average net assets                                    29.64%**       18.79%**       25.19%         22.28%**
Ratio of net investment income (loss)
to average net assets                                                     (28.47)%**     (18.31)%**     (24.78)%       (20.90)%**
  Portfolio turnover                                                         715%**         333%**         333%           615%**

                                                                            For the years ended December 31,
                                                        ---------------------------------------------------------------------
                                                           1994           1993           1992           1991           1990
                                                        ---------      ---------      ---------      ---------      ---------
Per Share Operating Performance:
  Net asset value, beginning of period                  $    2.48      $    2.69      $    2.84      $    2.21      $    3.92
                                                        ---------      ---------      ---------      ---------      ---------
  Net investment income (loss)                               (.45)          (.40)          (.33)          (.30)          (.41)
  Net realized and unrealized gain (loss) on investments     (.46)           .19            .18            .93          (1.30)
                                                        ---------      ---------      ---------      ---------      ---------
  Total from investment operations                           (.91)          (.21)          (.15)           .63          (1.71)
Dividends and distributions paid:
  From net realized gain                                      - -            - -            - -            - -            - -
  From net investment income                                  - -            - -            - -            - -            - -
  From capital                                                - -            - -            - -            - -            - -
                                                        ---------      ---------      ---------      ---------      ---------
  Total distributions                                         - -            - -            - -            - -            - -
                                                        ---------      ---------      ---------      ---------      ---------
Net asset value, end of period                          $    1.57      $    2.48      $    2.69      $    2.84      $    2.21
                                                        ---------      ---------      ---------      ---------      ---------
                                                        ---------      ---------      ---------      ---------      ---------
  Ratio/Supplemental Data: Total return (1)                (36.69)%        (7.81)%        (5.28)%        28.51%        (43.62)%
          Net Assets, end of period (in thousands)      $  894.00      $1,467.00      $1,634.00      $1,786.00      $1,443.00
Ratio of expenses to average net assets                     16.34%         11.94%         13.33%         14.10%         14.97%
Ratio of net investment income (loss)
to average net assets                                      (14.79)%       (11.38)%       (12.45)%       (11.70)%       (12.60)%
  Portfolio turnover                                          274%           128%           157%           318%           184%

                                                                                   For the years ended December 31,
                                                                       ------------------------------------------------------
                                                                         1989           1988           1987            1986
                                                                       ---------     ----------     ----------      ---------
Per Share Operating Performance:
  Net asset value, beginning of period                                 $    3.03     $     4.12     $     4.48      $    5.06
                                                                       ---------      ---------      ---------      ---------
  Net investment income (loss)                                              (.37)          (.30)          (.27)          (.33)
  Net realized and unrealized gain (loss) on investments                    1.26           (.79)          (.09)          (.25)
                                                                       ---------     ----------     ----------      ---------
  Total from investment operations                                           .89          (1.09)          (.36)          (.58)
Dividends and distributions paid:
  From net realized gain                                                     - -            - -            - -            - -
  From net investment income                                                 - -            - -            - -            - -
  From capital                                                               - -            - -            - -            - -
                                                                       ---------     ----------     ----------      ---------
  Total distributions                                                        - -            - -            - -            - -
                                                                       ---------     ----------     ----------      ---------
Net asset value, end of period                                         $    3.92      $    3.03      $    4.12      $    4.48
                                                                       ---------     ----------     ----------      ---------
                                                                       ---------     ----------     ----------      ---------
  Ratio/Supplemental Data: Total return (1)                                29.37%        (26.46)%        (8.04)%       (11.46)%
          Net Assets, end of period (in thousands)                     $2,675.00      $2,178.00      $3,119.00      $3,779.00
Ratio of expenses to average net assets                                    12.14%          9.90%          6.34%          5.81%
Ratio of net investment income (loss)
to average net assets                                                      (9.97)%        (8.55)%        (4.88)%        (4.87)%
  Portfolio turnover                                                         116%           164%           196%           197%


(1) Total return on the changes in net value of a share during the period and assumes reinvestment of distributions at net asset value.
*   The Fund's fiscal year was changed to June 30.
**  Annualized.

                                      SAIF
                           MANAGEMENT'S DISCUSSION OF
                             PERFORMANCE OF THE FUND

     During its fiscal year ended June 30, 1996, the Fund's net asset value per share decreased 18.48%. The Fund experienced a net decrease in net assets from operations of approximately $231,000 as a result of a net realized gain from investment transactions of $74,000 offset by a net investment loss of $294,000 and unrealized depreciation of investments of $11,000.

     Portfolio turnover during the year, although high, was about half of the rate for the prior period and at year's end the Fund's portfolio consisted of investments in segments of the computer industry, communications, pharmaceutical, and radio & TV equipment industries. The Fund maintained an aggressive trading position with its assets almost fully invested in equity securities most of the year. The Fund's net investment loss of approximately $294,000 resulted from expenses excluding the Fund's investment income from dividends and interest of approximately $6,000. The Fund's primary goal is to maximize capital appreciation.

     From time to time the Fund may quote its total return in advertisements or in reports or other communications to shareholders. A mutual fund's total return is a measurement of the overall change in value, including changes in share price and assuming reinvestment of all distributions, of an investment in the fund. Cumulative total return shows the fund's performance over a specific period of time. Average annual total return is the average annual compounded return that would have produced the same cumulative total return if the fund's performance had been constant over the entire period. The returns shown are based on historical results and are not intended to indicate future performance. The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares when redeemed may be worth more or less than their original cost. Average annual returns which differ from actual year-to-year results, tend to smooth out variations in a fund's returns.

                                       SAF
                           MANAGEMENT'S DISCUSSION OF
                             PERFORMANCE OF THE FUND

     During its fiscal year ended June 30, 1996, the Fund's net asset value per share decreased 4.38%. The Fund experienced a net decrease in net assets from operations of approximately $224,000, as a result of a net realized gain from investment transactions of $517,000 offset by a net investment loss of $388,000 and unrealized depreciation of investments of $353,000.

     Portfolio turnover during the year, although high, was less than half of the rate for the prior period and at year's end the Fund's portfolio consisted of investments in various segments of the computer industry, communications, medical instruments, motor vehicles, oil & gas drilling, pharmaceutical, and radio & TV equipment industries. In addition, the Fund purchased call options in the expectation that the Fund would benefit from rising prices in these positions. The Fund maintained an aggressive trading position with its assets almost fully invested in equity securities most of the year. The Fund's net investment loss of approximately $388,000 resulted from expenses excluding the Fund's investment income from dividends and interest of approximately $34,000. Realization of current income is secondary to the Fund's pursuit of its primary goal of capital appreciation.

     From time to time the Fund may quote its total return in advertisements or in reports or other communications to shareholders. A mutual fund's total return is a measurement of the overall change in value, including changes in share price and assuming reinvestment of all distributions, of an investment in the fund. Cumulative total return shows the fund's performance over a specific period of time. Average annual total return is the average annual compounded return that would have produced the same cumulative total return if the fund's performance had been constant over the entire period. The returns shown are based on historical results and are not intended to indicate future performance. The investment return and principal value of an investment in the fund will fluctuate that an investor's shares when redeemed may be worth more or less than their original cost. Average annual returns, which differ from actual year-to-year results, tend to smooth out variations in a fund's returns.

                                       SIF
                           MANAGEMENT'S DISCUSSION OF
                             PERFORMANCE OF THE FUND

     During its fiscal year ended June 30, 1996, the Fund's net asset value per share decreased 15.53%. The Fund experienced a net decrease in net assets from operations of approximately $334,000 as a result of a net realized gain from investment transactions of $48,000 offset by a net investment loss of $111,000 and unrealized depreciation of investments of $271,000.

          Portfolio turnover during the year was higher than the rate for the prior period as a result of positioning from U.S. Treasury Bonds to investments in stocks of various segments of the computer industry, communications, and medical instruments industries. The Fund maintained an aggressive trading position with its assets almost fully invested in equity securities most of the year. The Fund's net investment loss of approximately $111,000 resulted from expenses excluding the Fund's investment income from dividends and interest of approximately $114,000. Realization of capital appreciation is secondary to the Fund's primary goal of current income.

          From time to time the Fund may quote its total return in advertisements or in reports or other communications to shareholders. A mutual fund's total return is a measurement of the overall change in value, including changes in share price and assuming reinvestment of all distributions, of an investment in the fund. Cumulative total return shows the fund's performance over a specific period of time. Average annual total return is the average annual compounded return that would have produced the same cumulative total return if the fund's performance had been constant over the entire period. The returns shown are based on historical results and are not intended to indicate future performance. The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares when redeemed may be worth more or less than their original cost. Average annual returns which differ from actual year-to-year results, tend to smooth out variations in a fund's returns.

                                      STGF
                           MANAGEMENT'S DISCUSSION OF
                             PERFORMANCE OF THE FUND

     During its fiscal year ended June 30, 1996, the Fund's net asset value per share decreased 28.29%. The Fund experienced a net decrease in net assets from operations of approximately

$219,000 as a result of a net realized loss from investment transactions of $130,000 and a net investment loss of $173,000 offset by unrealized appreciation of investments of $84,000.

     Portfolio turnover during the year, although high, was about half of the rate for the prior period and at year's end the Fund's portfolio consisted of investments in the computer industry, communications, pharmaceutical, and radio & TV equipment industries. The Fund maintained an aggressive trading position with its assets almost fully invested in equity securities most of the year. The Fund's net investment loss of approximately $173,000 resulted from expenses excluding the Fund's investment income from dividends and interest of approximately $3,000. Realization of current income is secondary to the Fund's pursuit of its primary goal of capital appreciation.

     From time to time the Fund may quote its total return in advertisements or in reports or other communications to shareholders. A mutual fund's total return is a measurement of the overall change in value, including changes in share price and assuming reinvestment of all distributions, of an investment in the fund. Cumulative total return shows the fund's performance over a specific period of time. Average annual total return is the average annual compounded return that would have produced the same cumulative total return if the fund's performance had been constant over the entire period. The returns shown are based on historical results and are not intended to indicate future performance. The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares when redeemed may be worth more or less than their original cost. Average annual returns which differ from actual year-to-year results, tend to smooth out variations in a fund's returns.

                       SAIF TOTAL RETURN VS S&P 500 INDEX

      Comparison of change in the value of a $10,000 investment in the Fund and the same investment in the S&P 500 Index for each
         fiscal year from February 1, 1986 to January 31, 1996; February
             1, 1995 to June 30, 1995; July 1, 1995 to June 30, 1996


            [A GRAPH APPEARS HERE WITH THE FOLLOWING PLOTTING POINTS]

-------------------------------------------------------------------------
                          SAIF                             S&P
-------------------------------------------------------------------------
                                Status of                      Status of
                                $10,000                        $10,000
Period End    Percent Change    Investment     Percent Change  Investment
-------------------------------------------------------------------------
 2/1/86        --.--             $10,000             --        $10,000

 1/31/87      (7.27)               9,273          33.87         13,387

 1/31/88     (16.42)               7,750          (3.32)        12,943

 1/31/89      (1.34)               7,646          20.07         15,541

 1/31/90     (12.22)               6,712          14.46         17,788

 1/31/91     (18.04)               5,501           8.40         19,282

 1/31/92      (3.14)               5,328          22.69         23,657

 1/31/93      (2.60)               5,189          10.58         26,160

 1/31/94      10.00                5,708          12.88         29,529

 1/31/95     (41.82)               3,321           2.59         30,294

 6/30/95      (8.33)               3,044          17.17         35,495

 6/30/96     (18.48)               2,481          26.00         44,724
-------------------------------------------------------------------------

                        SAF TOTAL RETURN VS S&P 500 INDEX

      Comparison of change in the value of a $10,000 investment in the Fund and the same investment in the S&P 500 Index for each fiscal year from October 1, 1985 to September 30, 1994; October 1, 1994 to June 30, 1995
                        and July 1, 1995 to June 30, 1996




            [A GRAPH APPEARS HERE WITH THE FOLLOWING PLOTTING POINTS]

----------------------------------------------------------------------
                       SAF                             S&P
----------------------------------------------------------------------
                             Status of                      Status of
                             $10,000                        $10,000
Period End   Percent Change  Investment     Percent Change  Investment
----------------------------------------------------------------------
 10/1/85       --.--          $10,000        --.--           $10,000

 9/30/86       11.44           11,144        31.51            13,151

 9/30/87       15.83           12,908        43.27            18,841

 9/30/88      (27.86)           9,312       (12.54)           16,478

 9/30/89       47.50           13,735        32.97            21,911

 9/30/90      (32.27)           9,303        (9.23)           19,889

 9/30/91       17.51           10,932        31.17            26,088

 9/30/92       (4.47)          10,443        11.05            28,971

 9/30/93       35.88           14,190        13.00            32,737

 9/30/94       17.24           16,636         3.68            33,942

 6/30/95        1.39           16,867        20.19            40,795

 6/30/96       (4.38)          16,128        26.00            51,401
----------------------------------------------------------------------

                        SIF TOTAL RETURN VS S&P 500 INDEX

      Comparison of change in the value of a $10,000 investment in the Fund and the same investment in the S&P 500 Index for each
             fiscal year from January 1, 1986 to December 31, 1994;
                        January 1, 1995 to June 30, 1995
                        and July 1, 1995 to June 30, 1996



            [A GRAPH APPEARS HERE WITH THE FOLLOWING PLOTTING POINTS]

------------------------------------------------------------------------------
                          SIF                                S&P
------------------------------------------------------------------------------
                               Status of                           Status of
                               $10,000                             $10,000
Period End    Percent Change   Investment       Percent Change     Investment
------------------------------------------------------------------------------
 1/1/86        --.--             $10,000          --.--             $10,000

 12/31/86      10.27              11,027          18.56              11,856

 12/31/87     (18.01)              9,041           5.10              12,461

 12/31/88      (6.82)              8,424          16.61              14,530

 12/31/89       8.13               9,109          31.69              19,135

 12/31/90     (15.04)              7,739          (3.10)             18,542

 12/31/91      32.95              10,289          30.47              24,192

 12/31/92      (7.05)              9,564           7.62              26,035

 12/31/93       2.89               9,840          10.08              28,660

 12/31/94     (34.51)              6,444           1.38              29,056

 6/30/95        9.68               7,068          20.21              34,928

 6/30/96      (15.53)              5,970          26.00              44,010
------------------------------------------------------------------------------

                       STGF TOTAL RETURN VS S&P 500 INDEX

      Comparison of change in the value of a $10,000 investment in the Fund and the same investment in the S&P 500 Index for each fiscal year from January 1, 1986 to December 31, 1994; January 1, 1995 to June 30, 1995
                          July 1, 1995 to June 30, 1996


            [A GRAPH APPEARS HERE WITH THE FOLLOWING PLOTTING POINTS]

---------------------------------------------------------------------------
                          STGF                             S&P
---------------------------------------------------------------------------
                              Status of                        Status of
                              $10,000                          $10,000
Period End    Percent Change  Investment    Percent Change     Investment
---------------------------------------------------------------------------
 1/1/86        --.--           $10,000       --.--             $10,000

 12/31/86     (11.46)            8,854       18.56              11,856

 12/31/87      (8.04)            8,142        5.10              12,461

 12/31/88     (26.46)            5,988       16.61              14,530

 12/31/89      29.37             7,747       31.69              19,135

 12/31/90     (43.62)            4,368       (3.10)             18,542

 12/31/91      28.51             5,613       30.47              24,192

 12/31/92      (5.28)            5,317        7.62              26,035

 12/31/93      (7.81)            4,902       10.08              28,660

 12/31/94     (36.69)            3,103        1.38              29,056

 6/30/95       (8.92)            2,826       20.21              34,928

 6/30/96      (28.29)            2,026       26.00              44,010
---------------------------------------------------------------------------

                  DESCRIPTION OF CAPITAL STRUCTURE OF THE FUNDS
                             AND SHAREHOLDER RIGHTS

     Each Fund is organized as a common law trust under the laws of the District of Columbia and has outstanding only one class of shares of beneficial interest. Each share has one vote, and all shares participate equally in dividends and other distributions by the respective Fund, and in the residual assets of such Fund in the event of liquidation. Fractional shares have the same rights proportionately as do full shares. Shares of the Funds have no preemptive rights and no conversion or subscription rights. The Funds do not hold regularly scheduled annual shareholders' meeting. Special meetings are called when required by applicable laws and regulations. No shareholder of any Fund shall be subject to any liability to any person in connection with the property or affairs of any such Fund.

     In addition, the governing documents of the Funds contain several other provisions relating to shareholders' rights that are uncommon to most other mutual funds. (a) Trustees hold office for a term of unlimited duration, (b) shareholders are not entitled to vote for or against any amendments to the Trust Indenture, (c) shareholders are not entitled to vote for or against a termination of the Fund, and (d) except as otherwise required by law, shareholders may call special meetings only upon a vote of 90% of the outstanding shares.

     As interpreted by the staff of the Securities and Exchange Commission, the 1940 Act provides shareholders of the Funds with certain rights with respect to removal of Trustees. Under these provisions, shareholders may remove one or more Trustees by declaration or vote of two-thirds of each Fund's outstanding shares. The Trustees will promptly call a meeting of shareholders for the purpose of voting upon the question of removal of Trustees when requested to do so by the record holders of not less than 10% of the outstanding shares of the Fund. Such Fund will comply with these procedures.

SPECIAL PROVISIONS OF SST

     SENIOR SECURITIES. As a closed-end investment company, SST will have the authority to issue senior securities, including preferred shares, subject to the rules and regulations of the 1940 Act. The Trustees of the Fund have the authority to issue such senior securities upon such terms and such amounts as they shall determine subject to the 1940 Act. As of the date hereof, no such senior securities have been issued by SST, and the Trustees have no present intention of authorizing the issuance of senior securities.

     ANTI-TAKEOVER PROVISIONS. Certain provisions of the Amended and Restated Trust Indenture of SST may be regarded as anti-takeover provisions. While the Trustees of SST are not aware of any effort that mights be made to obtain control of the Fund upon completion of the Merger, the Trustees believe that it is appropriate to include certain provisions as part of the Fund's Amended and Restated Trust Indenture, which may have the effect of discouraging a future takeover attempt which is not approved by the Trustees but which individual shareholders may deem to be in their best interests or in which shareholders may receive a substantial premium for their shares over then current market prices.

     The following discussion is a general summary of the material provisions of the Amended and Restated Trust Indenture of SST which may be deemed to have such an "anti-takeover" effect. The description of these provisions is necessarily general and reference should be made in each case to the complete documents set forth in Exhibit B hereto.

     1.   TRUSTEES.  Trustees are chosen for a term of unlimited duration.

     2. MEETINGS OF SHAREHOLDERS. Special meetings of the Shareholders may be called at any time by the Chairman or by a majority of the Trustees and shall be called upon the written request of shareholders holding in the aggregate not less than ninety percent (90%) of the outstanding shares having voting rights. The Trustees will promply call a meeting of shareholders for the purpose of voting upon the question of removal of Trustees when requested to do so by the record holders of not less than 10% of the outstanding shares of the Fund.

     3. ABSENCE OF CUMULATIVE VOTING. The Amended and Restated Trust Indenture provides that there shall not be cumulative voting by shareholders for the election of Trustees. The absence of cumulative voting rights effectively means that the holders of a majority of the shares voted at a meeting of shareholders may, if they so choose, elect all Trustees to be selected at that meeting, thus precluding minority shareholder representation among the Trustees.

     4. RESTRICTIONS ON ACQUISITIONS OF SHARES OF SST. The Amended and Restated Trust Indenture provides that from and after the effective date of the approval of the Merger, no person may acquire, directly or indirectly, the beneficial ownership of more than 5% of the Fund shares, unless such offer or acquisition shall have been approved in advance by a two-thirds vote of the Fund's Continuing Trustees. In addition, no shares beneficially owned in violation of the foregoing percentage limitation, as determined by the Trustees, shall be entitled to vote in connection with
     any matter submitted to shareholders for a vote.   The restriction on
     voting shares beneficially owned in violation of the foregoing limitation is imposed automatically. In order to prevent the imposition of such restriction, the Trustees must take affirmative action approving in advance a particular offer to acquire or acquisition.

     REDEMPTION OF SHARES PRIOR TO MERGER. Shareholders of the Funds do not have appraisal or other dissenter's rights with respect to the Proposal. However, any Fund shareholder may redeem his or her shares prior to the closing date of the Merger at the net asset value next calculated after the request has been received and found to be in good order, and the proceeds will be paid by check within seven days after receipt of a redemption request. The redemption procedures are as follows:

     ACCOUNTS WITHOUT SHARE CERTIFICATES - A signed request (all joint owners must sign) stating the amount to be withdrawn must be made to Steadman Security Corporation, 1730 K Street, N.W., Washington, D.C. 20006. For amounts over $1,000 it will be necessary to obtain a "signature guarantee" from a commercial bank or trust company. Signature guarantees shall be accepted from all eligible guarantor institutions, which include domestic banks, brokers, dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations.

     INSTANT LIQUIDITY (BY TELEPHONE) - Any amount may be withdrawn by telephone by calling 1-(800)-424-8570 on any business day if telephone withdrawals have been previously authorized on the Investment Application. Telephone instructions from any person representing himself or herself to be a shareholder or a shareholder's representative, and believed by SSC, as Transfer Agent for the Fund, to be genuine will be acted upon. No Fund nor the Transfer Agent will be liable for following unauthorized instructions communicated by telephone that they reasonably believe to be genuine. The Funds will employ reasonable procedures to confirm that instructions communicated by telephone are genuine.

     ACCOUNTS WITH SHARE CERTIFICATES - The signed share certificates (all joint owners must sign) together with a "signature guarantee" from an eligible guarantor institution (see "Accounts without share Certificates," above) and a written request that the certificates be redeemed, must be submitted to SSC at the above address.

     Requests for redemption by corporations, executors, administrators, trustees or guardians may require further documentation.

     The proceeds of redemptions are paid by check within seven days after receipt of a request for redemption that complies with the procedures set forth above. Proceeds may also be wired to a bank or trust company if wire transfers have been previously authorized on the Investment Application. When a personal or corporate check was used to purchase the shares, redemption proceeds will be released only when bank clearance on the check has been received. This procedure could take up to seven days after the purchase date and can be avoided by submitting a certified check along with the purchase order. Also, there may be a charge if a shareholder uses a broker-dealer to repurchase the Fund's shares.

     The right of redemption may be suspended during any period when: (a) trading on the New York Stock Exchange is restricted as determined by the Securities and Exchange Commission or such Exchange is closed for other than weekends and holidays; or (b) as permitted by the Securities and Exchange Commission.

OVER-THE-COUNTER MARKET

     Currently SST shares are not traded in any market. As of January 13, 1997, the net asset value of SST was $.80 per share. Upon the effectiveness of the Merger, SST will become a closed-end investment company, and shares of SST will not be redeemable. It is expected that shares of SST will be traded in the over-the-counter market; however, there can be no assurance that a market will develop for shares of SST.

                             MANAGEMENT OF THE FUNDS

     Under the laws of the District of Columbia, the Trustees of the Fund are responsible for managing the business and affairs of the Funds. Each Fund has entered into an investment advisory agreement (the "Advisory Agreement") with SSC (sometimes referred to herein as the "Advisor") which has its principal offices at 1730 K Street, N.W., Washington, D.C. 20006. Upon the effectiveness of the Merger, SSC will continue to be the Advisor to SST.

     All voting stock of SSC is owned by United Securities, Inc., a Maryland corporation whose sole shareholders are two of Mr. Charles W. Steadman's adult children-Carole S. Kinney, Charles T.W. Steadman and Mrs. Consuelo M. Steadman, Mr. Charles W. Steadman's wife. Mr. Steadman has a long-term employment contract with the Advisor under which he may be deemed a control person.

     Since commencing business through its predecessor, William Allen Steadman & Company, in 1932, the Advisor has principally engaged in the business of providing continuous investment supervision for the Funds. Under the terms of the Advisory Agreement, the Advisor manages the investments of each Funds and is responsible for overall management of the business affairs of each Fund subject to the supervision of the Trustees. Charles W. Steadman, Chairman of the Board of Trustees and President of each Fund, is primarily responsible for the day-to-day management of the Funds' portfolios. He has been in mutual fund management for the past 29 years as Chairman of the Board and President of Steadman Security Corporation. As compensation for its services, each Fund pays to the Advisor a monthly advisory fee at the annual rate of 1% of the first $35,000,000 of the average daily net asset value of the Fund, 7/8 of 1% on the next $35,000,000 and 3/4 of 1% on all on all sums in excess thereof. The advisory fee is higher than that paid by many other investment companies. SSC also receives certain other fees which are described in the Statement of Additional Information.

     The Advisor also receives reimbursements from each Fund for salaries and benefits of its employees who perform functions directly attributable to such Fund other than investment advisory and shareholder service functions. These functions include: fund accounting, reviewing the Fund's internal financial reports; coordinating the editing, printing and mailing of reports to the Fund's shareholders; the internal audit of the Fund's books, transactions, and daily pricing; compliance with SEC regulation, including registration; preparation of materials for Trustees' meetings; legal and other administrative functions; and clerical assistance related to the above.

                                LEGAL PROCEEDINGS

          The Funds are not parties to any material legal proceedings.

                              ELECTION OF TRUSTEES
                                       OF
                            STEADMAN ASSOCIATED FUND

                                 PROPOSAL NO. 2
                       (TO BE VOTED ON BY SHAREHOLDERS OF
                         STEADMAN ASSOCIATED FUND ONLY)


ELECTION OF TRUSTEES

     Four Trustees have been nominated for election by the shareholders of SST. Pursuant to the terms of the Amended and Restated Trust Indenture of SST, Trustees shall be chosen for a term of unlimited duration, and shall hold office until their successors shall be elected and qualified, provided that the term of office will be terminated in the event of death, resignation, bankruptcy, adjudicated incompetence or other incapacity to serve.

     Currently the Fund has four Trustees, one of whom, Paul F. Wagner, was appointed by the remaining trustees October 14, 1992 to fill a vacancy. This is the first shareholders meeting since that date, and accordingly the shareholders are being asked to approve Mr. Wagner's appointment. Three additional persons have been nominated to serve as Trustee, William Mark Crain , Gordon T. Getsinger and Richard O. Haase. It is intended that all properly executed proxies will be voted (unless such authority has been withheld in the proxy) in favor of the persons designated as Trustees to be elected by the shareholders.

     The Trustees of SST know of no reason why any of these nominees will be unable to serve, but in the event of any such unavailability, the proxies received will be voted for such substitute nominee or nominees as the Trustees may recommend.

     Certain information concerning the Trustees and the nominees is set forth below.

                                            PRINCIPAL                                               SHARES
                                       OCCUPATION DURING                                            OF SST
                                       PAST FIVE YEARS AND                TRUSTEE            BENEFICIALLY OWNED AT
NAME AND ADDRESS         AGE           PUBLIC DIRECTORSHIPS                SINCE               NOVEMBER 15, 1996
----------------        ----          ----------------------               -----               -----------------

Paul A. Bowers, M.D.     85      Emeritus Professor, Obstetrics
                                 and Gynecology,                           1978                     -0-
                                 Jefferson Medical College
                                 (ret.); Trustee of each of
                                 the Steadman Funds

William Mark Crain*      45      Professor of Economics and Research       --                       -0-
                                 Associate with the Center for
                                 Study of Public Choice,
                                 George Mason University

Gordon T. Getsinger*     75                                                --                       -0-
                                 Consultant to each of the Steadman
                                 Funds

Richard O. Haase*        62      Vice Prsident, Maiden, Haase & Smsith,    ---                      -0-
                                 a real estate valuation company

Vice Admiral John T.
 Hayward USN (Ret.)      85      Vice Admiral, U.S.N. (ret.); Trustee      1973                     -0-
                                 of each of the Steadman Funds






Charles W. Steadman      82      Chairman of the Board and President       1968                     16,425
                                 of Steadman Security Corporation and
                                 of each of the Steadman Funds

Paul F. Wagner*          78      Chairman, Wagner, Hines & Avery, Inc.,    1992                     -0-
                                 a Washington, D.C. public affairs firm,
                                 Trustee of each of the Steadman Funds


_____________________
*Nominee for election.


COMMITTEE AND MEETINGS OF TRUSTEES

     The Board of Trustees of SST acts as a committee of the whole, and accordingly there are no special committees of the Board. During the fiscal year ended June 30, 1996, the Trustees of the Fund held five meetings. All of the Trustees then in office attended at least 80% of the total number of meetings of the Trustees during such period.

INTERESTED PERSONS

     SST considers Mr. Charles W. Steadman to be an "interested person" of the Fund within the meaning of Section 2(a)(19) of the Investment Company Act as a result of the position he holds with Steadman Security Corporation ("SSC"), the
Fund's investment adviser.   Mr. Steadman is the Chairman and President of the
Fund.

COMPENSATION OF TRUSTEES

     SSC, the investment adviser for SST, pays all compensation of all officers of the Fund and all Trustees of the Fund who are affiliated with SSC. The Fund pays each Trustee who is not affiliated with SSC a fee of $300 for each meeting attended, together with such Trustee's actual out-of-pocket expenses relating to attendance at meetings. These fees and expenses for the fiscal year ended
June 30, 1996 totaled $5,328. After the Merger, the Trustees will continue to be compensated at the same level.

OFFICERS OF SST

     The Trustees of SST have elected the following persons as executive officers of the Fund. The principal business address of each officer is 1730 K Street, N.W., Washington, D.C. 20005. The following sets forth information concerning each of these officers:


                                                                                TOTAL COMPENSATION*
                                                                          ---------------------------------
NAME AND PRINCIPAL OCCUPATION                                 OFFICER
 DURING THE PAST FIVE YEARS     OFFICE                AGE      SINCE      SALARY        BONUS        OTHER
-----------------------------   ------                ---      -----      ------        -----        ------

Charles W. Steadman          President**              82       1968       $75,000        -0-          -0-

Max Katcher                  Executive Vice           67       1972       $26,000        -0-          -0-
                             President,
                             Treasurer and
                             Secretary**



*For the year ended June 30, 1996

**Upon the Merger, Mr. Steadman's annual salary will be increased to $105,000 and Mr. Katcher's annual salary will be increased to $50,000.

                      RATIFICATION OF AMENDED AND RESTATED
                   TRUST INDENTURE OF STEADMAN SECURITY TRUST,
                             DATED JANUARY 28, 1997

                                 PROPOSAL NO. 3
                       (TO BE VOTED ON BY SHAREHOLDERS OF
                         STEADMAN ASSOCIATED FUND ONLY)

     In connection with the proposed Merger, the Trustees of SST have amended and restated the Trust Indenture of the Fund to provide among other things for the change of the Fund's name from Steadman Associated Fund to Steadman Security Trust and the change from an open-end investment company to a closed-end investment company. A complete copy of the Amended and Restated Trust Indenture of Steadman Security Trust with amendments through January 28, 1997 ("Amended and Restated Trust Indenture") is set forth on Exhibit B to this Proxy Statement and Prospectus. The shareholders of SST are being asked to ratify and confirm the Amended and Restated Trust Indenture.

     The following summary of the Amended and Restated Trust Indenture is qualified in its entirety by reference to Exhibit B to this Proxy Statement and Prospectus. For a discussion of the change from an open-end investment company to a closed-end investment company, see "Difference Between Operations of SST as an Open-End and Closed-End Investment Company."

     The Amended and Restated Trust Indenture incorporates all prior amendments to the trust indenture which have taken place since it was previously adopted by SST (or its predecessor fund) in 1939. The Amended and Restated Trust Indenture reflects the change of SST from an open-end investment company to a closed-end investment company and incorporates such other changes as are necessary to operate SST as a closed-end investment company.

     The Amended and Restated Trust Indenture eliminates the requirement of computing the net asset value of shares of SST on a daily basis and instead provides for such computation at any required valuation date in order to properly operate and administer SST. The Amended and Restated Trust Indenture eliminates the obligation of SST to redeem outstanding shares of the funds as required of an open-end investment but not required of a closed-end investment company.

     The Amended and Restated Trust Indenture also reflect the current fee arrangements entered into with Steadman Security Corporation, SST's advisor. Additionally, it permits SST's advisor to execute portfolio transactions for SST through such entities as the advisor determines, in its discretion, will render satisfactory service to SST at standard and/or negotiated commission rates. The Amended and Restated Trust Indenture also reflects renaming of SST from the Steadman Associated Fund to the Steadman Security Trust.

     The investment objective of the Fund has been changed to seek current income as its primary objective and capital apprecaition as its secondary objective, but only to the extent consistent with its primary objective.

     The duration of the Fund has been extended to February 23, 2034.

     Certain anti-takeover provisions have been added as more fully described in "Description of Capital Structure of the Funds and Shareholder Rights--Special Provisions of SST."

                        SELECTION OF INDEPENDENT AUDITORS

                                 PROPOSAL NO. 4
                       (TO BE VOTED ON BY SHAREHOLDERS OF
                         STEADMAN ASSOCIATED FUND ONLY)

     The Trustees of SST including a majority of the Trustees who are not Interested Persons have selected the firm of Reznick Fedder & Silverman as independent auditors to examine the financial statements of SST for the current fiscal year and thereafter. The Trustees know of no direct or indirect financial interest of such firm in SST. The firm of Coopers & Lybrand L.L.P., which had been the independent auditors for the year ended June 30, 1996, advised the Trustees on January 13, 1997 that they had resigned as auditor of the Funds. In its letter of resignation, the firm of Coopers & Lybrand, L.L.P. stated that it had no disagreements with the Funds' management concerning the scope of its services to the Funds or with the Funds' accounting policies.

     The selection of independent auditors is subject to the ratification or rejection by the shareholders of SST. If the shareholders approve, the firm of Reznick Fedder & Silverman will serve as the independent auditors of SST until the next meeting of shareholders. Unless a contrary specification is made, the accompanying proxy will be voted in favor of the ratification of the selection of such independent auditors.

     Representatives of Reznick Fedder & Silverman are expected to be present at the Meeting and will have the opportunity to make a statement if they so desire and to respond to questions from shareholders.

                       INFORMATION CONCERNING THE MEETINGS

THE MEETINGS

     The Meetings of the Funds will be held at ____________ Hotel, Washington, D.C. 2000? at 9:30 a.m., Washington, D.C. time, on ______, 1997 and any adjournments thereof. At the Meetings, shareholders of the Funds will be asked to consider and vote upon approval of the Merger Agreement, and the transactions contemplated thereby, and in addition shareholders of SST will be asked to (a) elect trustees, (b) ratify the Amendment and Restated Trust Indenture of SST, which includes the change of SST from an open-end investment company to a closed-end investment company, and (c) ratify the selection of independent auditors for SST.

RECORD DATE; VOTE REQUIRED; SHARE INFORMATION

     The Trustees of each Fund have fixed the close of business on February __, 1997 as the record date (the "Record Date") for the determination of shareholders entitled to notice of, and to vote at, the Meetings. Pursuant to the requirements of the 1940 Act, the affirmative vote of a majority of the outstanding shares of each of the Funds, voting separately, cast in person or by proxy at the Meetings and entitled to vote at the Meetings is required for approval of Proposal No. 1. Each shareholder of a Fund will be entitled to one vote for each share held of record at the close of business on the Record Date. Only shareholders of the Funds will vote on the Merger. Only shareholders of SST will vote on the election of Trustees of SST, the ratification of the Amended and Restated Trust Indenture and the Selection of Independent Auditors for SST.

     At the close of business on the Record Date, there were _______ shares of SAIF, ________ shares of SAF, ________ shares of SIF and ________ shares of STGF issued and outstanding. The presence in person or by proxy of the holders of a majority of shares of each Fund constitutes a quorum for the transaction of business at such Fund's Meeting. To the knowledge of the Trustees, as of the Record Date, no person owned or record or beneficially more than 5% of the outstanding shares of any Fund and no person could be deemed a "control person" as defined in the 1940 Act.

     In the event a quorum does not exist as to one or more of the Funds on the date originally scheduled for its Meeting, or, subject to approval of the Trustees, for other reasons, one or more adjournments of the Meetings may be sought by the Trustees. Any adjournment would require a vote in favor of the adjournment by the holders of a majority of the shares present at such Meeting (or any adjournment thereof) in person or by proxy. The persons named as proxies will vote all shares represented by proxies which they are required to vote in favor of the respective Proposal, in favor of an adjournment, and will vote all shares which they are required to vote against the respective Proposal, against an adjournment.

PROXIES

     The enclosed form of proxy, if properly executed and returned, will be voted (or counted as an abstention or withheld from voting) in accordance with the choices specified thereon, and will be included in determining whether there is quorum to conduct the Meeting. If a shareholder executes and returns a proxy but fails to indicate how the votes should be cast, the proxy will be voted in favor of the respective Proposal.

     Shares owned of record by broker-dealers for the benefit of their customers ("street account shares") will be voted by the broker-dealer based on instructions received from its customers. If no instructions are received, the broker-dealer may, as record holder, vote such shares on the respective Proposal in the same proportion as that broker-dealer votes street account shares for which voting instructions were received in time to be voted ("broker non-votes"). Abstentions and broker non-votes will be counted as present for purposes of determining a quorum and will have the same effect as a vote against such Proposal. The proxy may be revoked at any time prior to the voting thereof by: (i) writing to the Secretary of the Fund at 1730 K Street, N.W., Washington, D.C. 20006; (ii) attending the Meeting and voting in person; or
(iii) signing and returning a new proxy (if returned and received in time to be voted).

COSTS OF THE SOLICITATION AND THE REORGANIZATION

     All expenses of this solicitation, including the cost of printing and mailing this Proxy Statement and Prospectus, will be shared proportionately by the Funds, based upon the net asset value of each of the Funds as of the date the Merger Agreement is signed. In addition to the solicitation of proxies by mail, proxies may be solicited by officers and employees of SSC, the Trust's investment adviser, personally or by telephone or telegraph.

     Expenses of the Merger will be paid as set forth in the Merger Agreement. All out-of-pocket expense of the Funds associated with the Merger, including Fund, accounting and transfer agent expenses, legal fees and tax opinion will be borne by the Funds proportionately.

                                  MISCELLANEOUS

FINANCIAL INFORMATION

     Financial information as to SST and the other Funds is available without charge upon written request to the Fund at 1730 K Street, N.W., Washington, D.C. 20006, and in its audited financial statements as of June 30, 1996 which are included in the Statement of Additional Information.

PUBLIC INFORMATION

     SST is registered under the 1940 Act and is subject to the informational requirements of the Securities Exchange Act of 1934, as amended, and in accordance therewith, files reports, proxy statements and other information with the SEC. SIF, SAIF and STGF are also registered under the 1940 Act and are required to file reports with the SEC under the 1940 Act. Proxy materials, reports and other information about SST, SIF, SAIF and STGF which are of public record, can be inspected and copied at public reference facilities maintained by the SEC in Washington, D.C. and certain of its regional offices, and copies of such materials can be obtained at prescribed rates from the Public Reference Branch, Office of Consumer Affairs and Information Services, SEC, 450 Fifth Street, N.W., Washington, D.C. 20549.

                                 OTHER BUSINESS

     The Trustees of the Funds know of no business other than the matters specified above which will be presented at the Meetings. Since matters not known at the time of the solicitation may come before the Meetings, the proxy as solicited confers discretionary authority with respect to such matters as properly come before the Meetings, including any adjournment or adjournments thereof, and it is the intention of the persons named as attorneys-in-fact in the proxy to vote this proxy in accordance with their judgment on such matters.

                              By Order of the Boards of Trustees
                                             of
                              Steadman American Industry Fund
                              Steadman Associated Fund
                              Steadman Investment Fund
                              Steadman Technology and Growth Fund


                              Max Katcher, Secretary
                              February __, 1997

PART B: INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION

Item 10. Cover Page

                       STATEMENT OF ADDITIONAL INFORMATION

                                January 31, 1997

                             STEADMAN SECURITY TRUST
                     (formerly the Steadman Associated Fund)


1730 K Street N.W.
Washington, D.C. 20006
Telephone: (202) 223-1000
Toll Free: (800) 424-8570

     This Statement of Additional Information is not a prospectus and should be read in conjunction with the prospectus of the Steadman Security Trust (formerly the Steadman Associated Fund) bearing the same date. Requests for copies of the prospectus should be made by writing to Steadman Security Corporation, 1730 K Street NW, Washington DC 20006, or by calling one of the telephone numbers listed above.

     No person has been authorized to give any information or to make any representations other than those contained in this Statement of Additional Information and the Prospectus bearing the same date and, if given or made, such information or representations may not be relied upon as having been authorized by the Fund.

     This Statement of Additional Information does not constitute an offer to sell securities.

Item 11.  Table of Contents

               Table of Contents. . . . . . . . . . . . . . . . . . . .Page No.

               Investment Techniques . . . . . . . . . . . . . . . .    B-2
               Options on Stock Indices. . . . . . . . . . . . . . .    B-2
               Portfolio Diversification . . . . . . . . . . . . . .    B-3
               Tax Status. . . . . . . . . . . . . . . . . . . . . .    B-3
               Portfolio Turnover. . . . . . . . . . . . . . . . . .    B-5
               Other Investment Techniques . . . . . . . . . . . . .    B-5
               Performance Information . . . . . . . . . . . . . . .    B-5
               Trustees and Officers of the Fund . . . . . . . . . .    B-6
               Principal Shareholders. . . . . . . . . . . . . . . .    B-7
               Investment Advisory and Transfer Agent Fees . . . . .    B-7
               Distribution Expense. . . . . . . . . . . . . . . . .    B-8
               Portfolio Transactions and Brokerage Commissions. . .    B-8
               Shareholder Investment Plan . . . . . . . . . . . . .    B-10
               Independent Accountants . . . . . . . . . . . . . . .    B-11
               Financial Statements and Related Information. . . . .    B-11

Item 12.  Additional Information about the Registrant.

Item 13.  Additional Information about the Company Being Acquired.

     The following information relates to the Fund and the Other Funds being merged into the Fund. Upon completion of the merger of the Fund and the Other Funds, the Fund will become a close-end management investment company under the name Steadman Security Trust. The Other Funds comprise the Steadman Investment Fund, the Steadman American Industry Fund and the Steadman Technology and Growth Fund.

INVESTMENT TECHNIQUES

     The following information supplements and should be read in conjunction with the section of the Fund's Prospectus entitled "Investment Policies, Objectives and Techniques".

OPTIONS ON STOCK INDICES

     Options on stock indices operate in much the same way as options on common stock, except that the underlying instrument, rather than being a stock, is a stock index such as the Standard & Poor's 500 Stock Index.

     The Fund will utilize various investment techniques involving options on stock market indices so as to enhance income. Call or put options may be purchased or sold on these indices depending upon the market conditions as viewed by the Advisor. The opportunity to realize a gain or loss on the purchase or sale of an index option is based upon movements in the level of prices in the stock market generally rather than changes in price of an individual stock. Successful use of index option techniques is therefore dependent upon the Advisor's ability to predict correctly movements in the stock market in general or the index of underlying stocks in particular, and this requires skills and techniques different from those involved in predicting the price level change of individual stocks.

     When purchasing a call on an index as an initial transaction, the maximum gain is unlimited while the risk is limited to the amount of the premium paid for the call. In selling a call on an. index as an initial transaction, the maximum gain is the amount of the premium realized in the sale of the call whereas the risk is not limited by the price of an underlying security. When purchasing a put on an index as an initial transaction, the maximum gain is the difference between the exercise price and zero while the risk is limited to the amount of the premium paid for the put. In selling a put on an index as an initial transaction, the maximum gain is the. amount of the premium realized in the sale of the put whereas the risk is the difference between the exercise price and zero.

     The Fund will cover call options on indexes by owning securities whose price changes, in the opinion of the Advisor, are expected to be similar to those of the index, or in such other manner as may be in accordance with the guidelines established by the SEC with respect to coverage of options strategies. Nevertheless, where the Fund covers a call option on an index through ownership of securities, such securities may not match the composition of the index. In that event, the Fund will not be fully covered and could be subject to risk of loss in the event of adverse changes in the value of the index. The Advisor will monitor and make appropriate adjustments to insure that the Fund is adequately covered if the index and the underlying securities diverge.

     The Fund will cover put options on indexes by segregating assets equal to the option's exercise price, or in such other manner as may be in accordance with the guidelines established by the SEC with respect to coverage of options strategies.

PORTFOLIO DIVERSIFICATION

     The Fund has elected to qualify as a "non-diversified investment company", as defined under Section 5(b)(2) of the Investment Company Act of 1940, so that the Fund may invest its assets in the securities of a small number of issuers. This subjects the Fund's portfolio directly to the increase or decrease in the particular investment. Thus, the opportunity for gain and the risk of loss arc not spread over as broad a base as would be the case in a "diversified" company. While diversification spreads the risk of loss over a broader base, it also restricts the ability of the Advisor to take maximum advantage of investment opportunities that it determines are in the best interest of the Fund.

     The Fund will limit its investments in the securities of a small number of issuers only when the Advisor determines that it is in the best interest of the Fund to do so.

TAX STATUS

     Currently, the Fund does not qualify as a regulated investment company ("RIC") taxable under the rules of Sections 851-855 of the Internal Revenue Code of 1986, as amended (the "Code"). The Fund is taxed under the normal rules of the Code applicable to C corporations. It is anticipated that such tax status as a non-RIC shall continue indefinitely.

     In the event the Fund qualifies as a RIC in the future, distributions of any taxable net investment income and of any excess of net short-term capital gain over net long-term capital loss and capital loss carryovers, if any, will be taxable to shareholders as ordinary income. Further, in qualifying years, to the extent that long-term capital gains exceed short-term capital losses and any capital loss carry forwards, they may be distributed to shareholders and, if distributed, will be taxable to the shareholders as long-term capital gain.

     Distributions from the Fund currently are taxable under the normal corporate tax rules because the Fund is not a RIC for federal income tax purposes. Non-redemption cash distributions to shareholders constitute ordinary dividend income if such distributions are out of the corporation's current or accumulated earnings and profits. Thereafter, the distributions are a non-taxable return of basis to the extent of the recipient's tax basis for the recipient's shares. Any distributions in excess of earnings and profits and in excess of such tax basis constitute gain from a deemed sale or exchange of the shares.

     Redemption distributions may be taxable under the rules described above, or such redemptions may be treated for federal income tax purposes as a sale or exchange of the redeemed shares. Such characterization depends upon the application to the recipient of Section 302(b) of the Code. A redemption distribution may be a sale or exchange of the redeemed shares for tax purposes if it is not essentially equivalent to a dividend, is a substantially disproportionate redemption, is in complete termination of a shareholder's interest in the corporation, or is a redemption from a noncorporate shareholder in partial liquidation of the distributor (all within the technical meanings of Section 302(b)). Such determinations are highly individualized. Shareholders must consult with their own tax advisors concerning the effect to them of any redemption distribution from the Fund.

     Special rules apply for federal income tax purposes if the Fund makes a distribution of its assets in kind (which could be a liquidating distribution from the Fund or a non-liquidating distribution). Other special tax rules apply if the Fund makes a distribution of its shares or rights to acquire its shares to its shareholders with respect to their Fund shares. No such distributions are contemplated currently by the Fund so an explanation of these rules is beyond the scope of this discussion.

     Under the federal income tax law, the Fund is required to report to the Internal Revenue Service all dividend distributions. Under the backup withholding provisions, all distributions by the Fund may be subject to withholding of federal income tax at the rate of 31 % in the case of non-exempt shareholders who fail to furnish the Fund with their correct taxpayer identification numbers and with required certifications regarding their status under federal income tax laws. If the withholding provisions are applicable, any such distributions will be reduced by the amounts required to be withheld. Investors should consult their tax advisors about the applicability of the backup withholding provisions.

     The foregoing discussion relates solely to U.S. federal income tax law as applicable to U.S. persons (i.e., U.S. citizens and residents and U.S. domestic corporations, partnerships, trusts and estates). Each shareholder who is not a U.S. person should consult his or her tax advisor regarding the U.S. and foreign tax consequences of ownership of shares of the Fund, including the likelihood that such a shareholder would be subject to a U.S. withholding tax at a rate of 30% (or at a lower rate under a tax treaty) on amounts constituting ordinary income to him or her, where such amounts are treated as income from U.S. sources under the Code.

     In addition to federal taxes, shareholders of the Fund may be subject to state and local taxes on distributions from the Fund. Shareholders should consult their own tax advisors with respect to the tax status of distributions from the Fund in their own state and localities.

PORTFOLIO TURNOVER

     Because the Fund may engage in short-term trading, its portfolio rates may exceed 300%. High portfolio turnover (over 100%) may result in correspondingly higher brokerage costs.

OTHER INVESTMENT TECHNIQUES

     The Fund's Trust Indenture provides that the Fund may, in the sole discretion of the Advisor and to the maximum extent permissible by the applicable laws and regulations, engage in all lawful investment activities. Without limitation on any other investment activities, the Fund reserves freedom of action to engage in the following types of activities specified in Section
(8)(b) of the Investment Company Act of 1940. (A) The Fund may borrow money from a bank for either investment or emergency purposes provided that such borrowing does not exceed 33 1/3% of the value of the Fund's total assets, less its liabilities other than such borrowings; (B) The Fund may issue senior securities to the extent the borrowing identified in (A) above constitutes the issuance of senior securities; (C) The Fund may engage in the business of underwriting securities issued by other persons to the extent that the purchase of restricted securities constitutes such underwriting; (D) The Fund may purchase and sell real estate including land and buildings and securities of companies whose assets consist of real property and interests therein; (E) The Fund may make both long and short-term loans to others, including the purchase of non-publicly offered debt securities. The extent to which the Fund intends to engage in the foregoing activities is entirely dependent upon the market conditions and the economic environment in which the Fund must operate. Thus it is not practical to predict the extent to which the Fund will or may engage in such activities. The Fund intends to engage in these activities to the maximum extent permissible under applicable laws and regulations when, in the judgment of the Advisor such activities appear to be beneficial to the Fund and its shareholders. Accordingly, the risks involved in an investment in the Fund may be greater than the risks generally associated with many other mutual funds.

PERFORMANCE INFORMATION

     The Fund will calculate its total rate of return for certain periods by determining the average annual compounded rates of return over these periods that would cause an investment of $1,000 (with all distributions reinvested) to reach the value of that investment at the end of the periods. The Fund may also calculate total rates of return which represent aggregate performance over a period or year-by-year performance. The average annual total rate of return for the Fund shares for the one year, five year, and ten year periods ended June 30, 1996 are (4.38%), 2.83%, and 4.55% respectively. The average annual total rate of return for the Other Funds shares for the one year, five years, and ten years periods ended June 30, 1996 are (18.48)%, (13.67)% and (12.52)% respectively for SAIF, (15.53)%, (4.61)%, and (4.79)%, respectively for SIF, and (28.29)%,
(13.04)% and (14.11)% respectively for STGF.

TRUSTEES AND OFFICERS OF THE FUND

     *CHARLES W. STEADMAN, Chairman of the Board of Trustees and President of the fund; Chairman of the Board, President and Treasurer, Steadman Security Corporation (SSC) and subsidiaries. Age 82.

     PAUL A. BOWERS, M.D., Trustee, 9 Sandringham Road, Bala Cynwyd, Pennsylvania; Retired from private medical practice and as a Professor, Obstetrics and Gynecology, Jefferson Medical College, Philadelphia, Pennsylvania. Age 84.

     JOHN T. HAYWARD, Trustee, 3 Barclay Square, Newport, Rhode Island, Vice Admiral, U.S.N. (ret); Management Consultant; formerly Vice President, General Dynamics Corporation, Washington, D.C. (aerospace manufacturing)(1968-1974). Age 85.

     PAUL F. WAGNER, Trustee, Chairman, Wagner, Hincs & Avary, Inc. a Washington, D.C. Public Affairs firm. Age 78.

     MAX KATCHER, Executive Vice President, Secretary and Treasurer of the Fund, Executive Vice President of SSC. Age 67.

     E. JEAN BELLOSI, Assistant Secretary of the Fund, Secretary of SSC.  Age
     57.

     *Interested person as defined by Section 2(a)(19) of the Investment Company Act.

     The Trustees and officers hold the same positions relative to the Other Funds, which Other Funds are proposed to be merged into the Fund.

     The address of all of the officers of the Fund is 1730 K Street, NW, Washington, DC 20006.

     On September 30, 1996, the Trustees and Officers of the Fund, as a group beneficially owned 16,434.691 shares in the Fund and 1,821.711 shares of the Other Funds which is less than one percent of each of the Fund's equity securities.

     During the fiscal year ended June 30, 1996, the Fund paid $5,328 in fees and expenses to all Trustees except Mr. Steadman who received no such fees or expenses. Trustees are paid $300 per meeting attended, except Mr. Steadman. During the fiscal year ended June 30, 1996, the Other Funds paid $14,054 in fees and expenses to all Trustees except Mr. Steadman, who received no such fees or expenses. The Other Funds Trustees are paid $300 per meetings attended, except Mr. Steadman. Upon the merger into the Fund, the Trustees will be compensated at the same level.

PRINCIPAL SHAREHOLDERS

     On September 30, 1996, no person beneficially owned more than 5% of the then outstanding shares of the Fund or each of the Other Funds.

INVESTMENT ADVISORY AND TRANSFER AGENT FEES

     SSC provides investment advisory services under an agreement which continues in effect subject to annual approval by the Trustees or by a majority of the outstanding voting securities of the Fund, provided that in either event, the continuance is also approved by a majority of the Trustees who are not "interested persons" of the Fund or of SSC. The fees for investment advisory services arc computed as follows: 1% of the first $35,000,000 of net assets, 7/8 of 1% of the next $35,000,000 and 3/4 of 1% of all sums in excess thereof.

     The Fund paid investment advisory fees during the last three fiscal years ended as follows: June 30, 1996, $51,706, June 30, (1995)* $41,902; (1994)
$74,029. The Other Funds paid aggregate investment advisory fees during the last three fiscal years ended as follows: June 30, 1996, $40,338; June 30
(1995)* $20,833; (1994) $59,119.

     Under an agreement with the Fund which is contained in the approved minutes of the Fund, SSC serves as Transfer and Dividend Disbursing Agent and Agent for Administration of Shareholder Accounts (hereinafter "delegated services") for the Fund and the Other Funds. The fee for such services is computed on the basis of the number of shareholder accounts calculated as of the last business day of each month at $1.35 per account, per month. This agreement is embodied in resolutions by the Trustees. The last increase in fee amount was made on May 21,1986 (effective retroactive to May 1, 1986) and renewed annually by the Trustees since that date.

     The Fund paid fees for delegated services during the fiscal year ended June 30, 1996, the the fiscal period ended June 30, 1995, and the fiscal year ended September 30, 1994 as follows: (1996) $41,214; (1995) $33,620; and (1994)
$47,679. The Other Funds paid fees for delegated services during the fiscal year ended June 30, 1996, the fiscal period ended June 30, 1995 and the fiscal year ended September 30, 1994 as follows: (1996) $283,427, (1995) $135,292 and
(1994) $303,110.


*The Funds' fiscal year was changed to June 30.

     The Fund and the Other Funds also reimbursed SSC for salaries and fringe benefits, including payroll taxes and group insurance, of its employees who perform functions other than investment advisory and shareholder services during the fiscal year ended June 30, 1996 of $184,729 and $177,738, respectively.

     SSC assumes no responsibility under the Agreement other than to render the services called for thereunder, in good faith, and is not responsible for any action of the Fund in following or declining to follow any advice or recommendation. It is not liable for any error of judgment or mistake of law or for any loss suffered by the Fund in connection with matters to which the Agreement relates, except for a loss resulting from willful misfeasance, bad faith, gross negligence or reckless disregard in the performance of its duties under the Agreement. Trustees, officers and employees of SSC have the unlimited and unrestricted right to engage in any other business or to devote time and attention in part to the management or other aspects of any other business, whether of a similar or dissimilar nature.

     The Agreement also provides that the Fund will pay all of its ordinary expenses of operation except specifically excepted, such expenses of operation including, but not being limited to, the following: (i) the expenses of maintaining its own books of accounts; (ii) the expenses of its custodian, the transfer agent and dividend disbursing agent; (iii) the expenses of computing the net asset value of the shares at any required valuation date; (iv) the fees and expenses of the Trustees and, contrary to most other funds, the fees of those Trustees who also may be directors of the Advisor or its subsidiary corporation; (v) the expenses of meetings of shareholders; (vi) the expenses of printing and mailing of all shareholder reports and other required reports and documents provided shareholders, including the cost of printing and mailing prospectuses to shareholders; (vii) taxes of any kind assessed against the Fund;
(viii) interest and commissions; (ix) Securities and Exchange Commission registration fees; (x) state registration fees; (xi) the expenses of trust existence; (xii) all or part of the salaries of the fund officers and other employees who also may be directors or officers or employees of the Advisor or its subsidiaries; (xiii) the fees of auditors; (xiv) the fees of legal counsel;
(xv) travel, entertainment, publication, telephone, telegraph, office space rent; and (xvi) all other ordinary expenses of operation. The Fund also will pay all extraordinary expenses of whatever kind unless such expenses have been specifically assumed by the Advisor. The Other Funds have similar agreements.

DISTRIBUTION EXPENSES

     The Fund and the Other Funds pays all fees and expenses in connection with registering their shares under federal and state securities laws; preparing, printing and mailing its prospectuses and reports to shareholders; and issuing its shares, including expenses of confirming purchase orders. Upon completion of the merger of the Other Funds into the Fund, the Fund will be a close-end fund and will not be offering fund shares on a regular basis except pursuant to a dividend reinvestment plan, if offered by the Fund.

PORTFOLIO TRANSACTIONS AND BROKERAGE COMMISSIONS

     SSC makes decisions as to buying and selling investment securities, subject to supervision by the Fund's Board of Trustees. It is the practice of the Fund to seek the most favorable prices and execution of orders for the purchase or sale of portfolio securities, taking the facilities and services of a particular broker or dealer. Subject to these into considerations, the Fund has authorized SSC to place a portion of such business on a principal or agency basis with eligible brokers who have provided statistical, quote and research material to the Advisor. Research services include written and oral advice, analyses and reports concerning issuers, industries, securities, markets, economic factors and trends and portfolio strategy. The Fund has been informed that, to the extent brokerage is allocated to obtain statistical, investment, research, or quotation services, SSC, as Advisor, will be assisted in providing to the Fund more thorough and complete advisory material. Although such services may tend to reduce the expenses of SSC in rendering investment advice to the Fund, the value of the services is not determinable. Such services may also be used in serving the other mutual funds managed by SSC, and the brokerage commissions of such other mutual funds may indirectly benefit the Fund. SSC investment personnel determine the overall reasonableness of commissions paid by rating brokers or dealers on such general factors as execution capabilities, quality of research and financial condition, and net results of specific transactions in such terms as price, promptness, size of order and difficulty of execution.

     While the Trustees oversee the portfolio transactions of the Fund in light of the Fund's investment policies and objectives without regard to the Other Funds, it is possible that at certain times the Fund and one or more of the Other Funds managed by SSC or its subsidiaries will seek to effect similar portfolio transactions in the same security. In such instances, such transactions are effected on a prorated basis based on the total assets of the Fund and the Other Funds and at a prorated cost, if feasible, and in the alternative on a rotating or other equitable basis. The Advisor makes all such allocations. In some cases this arrangement could have detrimental effect on the price or volume executed insofar as a particular Fund is concerned.

     The Fund's Investment Advisor, acting on behalf of the Fund, is authorized to pay a brokerage commission in excess of that which another broker might have charged for effecting the same transaction, in recognition of the value of brokerage or research services. The Advisor and the Trustees consider the above allocation of brokerage to be consistent with the Fund's brokerage policy. Brokers do not exercise investment discretion as to the Fund's portfolio securities, hence no brokerage is allocated for such service.

     During the last three fiscal years the Fund and Other Funds paid brokerage as follows:

                           Fund                            Other Funds (2)
                           ----                            -----------

                Brokerage       Transactions       Brokerage      Transactions
                ----------      ------------       ---------      ------------
06/30/96        $ 126,558       $ 22,887,207       $ 94,626      $ 15,689,513
06/30/95(1)     $ 154,535       $ 33,592,600       $ 54,910      $  9,660,951
09/30/94        $ 161,884       $ 31,907,181       $170,195      $ 27,232,365

 (1)  For the fiscal period October 1, 1994 through June 30, 1995
 (2)  Prior to June 30,1995, the fiscal years were:
      SAIF - January 31; SIF and STGF - December 31.

     During the Fund's fiscal year ended June 30, 1996, the Advisor directed brokerage transactions and paid brokerage commissions as follows because of research services provided by Reich & Co., Inc. of $32,500 on transactions of $7,000,000. During the Other Funds' fiscal year ended June 30, 1996, the Advisor directed brokerage transactions and paid brokerage commissions as follows because of research services provided by Reich & Co., Inc. of $31,700 on transactions of $5,601,700. Brokerage commissions were directed to Reich & Co., Inc. pursuant to an understanding that quotation services and devices would be provided to the Advisor in exchange for these brokerage commissions.

     The following table details transaction amounts and commissions paid to brokers during the last fiscal year for the Fund and the Other Funds as well as the percentage of transactions and commissions as related to the total for the Fund and the Other Funds.

Fund
-----

Broker            Transactions          % of Total Commissions     % of Total
------            ------------          ----------------------     ----------
Reich & Co.       $ 17,558,532           76.7       $ 81,551           64.5
Dean Witter       $  4,696,238           20.5         33,207           26.2
Drexel Burnham         162,813             .7            500             .4
Ryan Hartley
& Lee             $    469,625            2.1         11,300            8.9
                  -----------------------------------------------------------
Totals            $ 22,887,208          100.0%      $126,558          100.0%
                  -----------------------------------------------------------
                  -----------------------------------------------------------
Other Funds
-----------

Broker            Transactions          % of Total Commissions     % of Total
------            ------------          ----------------------     ----------
Reich & Co.       $ 13,922,221           88.7       $ 79,078           83.6
Dean Witter          1,499,629            9.6         10,914           11.5
Ryan Hartley
& Lee, Inc.             94,312             .6          3,350            3.6
William Blair
&Co.                    91,975             .6          1,074            1.1
Wertheim, Inc.          81,375             .5            210             .2
                  ------------          ------      ---------         -----
Totals            $ 15,689,512          100.0%      $ 94,626          100.0%
                  ------------    ---------------------------   -------------
                  ------------    ---------------------------   -------------

SHAREHOLDER INVESTMENT PLAN

     Fund and the Other Funds currently have available a "Systematic Withdrawal" plan which will be abolished upon the merger of the Other Funds into the Fund which will become a closed-end management investment company.

INDEPENDENT ACCOUNTANTS

     Reznick Fedder & Silverman, 4520 East West Highway, Bethesda, Maryland 20814, has been selected as the independent accountants for the Fund and provides audit and tax service.

Item 14.  Financial Statements.

FINANCIAL STATEMENTS AND RELATED INFORMATION

     The Fund's Financial Statements and related notes for the fiscal year ended June 30, 1996 follow:

     Financial Statements and information of the Fund and the Other Funds listed below are included in part B hereof.

     --Report of Independent Accountants, dated August 6, 1996.

     --Portfolio of Investments, June 30, 1996.

     --Statement of Assets and Liabilities, June 30, 1996.

     --Statement of Operations, for the year ended June 30, 1996

     --Statements of Changes in Net Assets, for the year ended June 30, 1996, for the period October 1, 1994 through June 30,1995 and the year ended September 30, 1994.

     --Financial Highlights, for the year ended June 30, 1996, for the period October 1, 1994 through June 30, 1995 and for each of the four years ended September 30.

     --Notes to Financial Statements listed above.

PART C:  OTHER INFORMATION

Item 15. Indemnification.

     Section 5.3 of the Amended Restated Trust Indenture of Steadman Security Trust and Declaration of Trust (the "Trust Agreement") of the Steadman Associated Fund, which will be renamed the Steadman Security Trust (the "Fund" or the "Registrant"), provides that the Fund shall indemnify each of its trustees, advisors, officers, employees, and agents (including any person who serves at the request of the Fund as a director, officer, partner, trustee or the like of another organization in which the Fund has any interest as a shareholder, creditor or otherwise) against all liabilities and expenses, including amounts paid in satisfaction of judgments, in compromise, as fines or penalties and as counsel fees, reasonably incurred by such person in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, in which the person may be involved or with which the person may be threatened, while acting as a trustee or advisor, or as an officer, employee, or agent of the Fund or the trustees, or thereafter, by reason of the person being or having been a trustee, advisor, officer, employee or agent. However, indemnification shall not be available with respect to any matter as to which such person has been adjudicated to have acted in bad faith or with willful misconduct or reckless disregard of such person's duties or gross negligence or not to have acted in good faith in the reasonable belief that such person's action was in the best interest of the Fund. If the matter is disposed of by a compromise payment, pursuant to a consent decree or otherwise, no indemnification either for said payment or for any other expenses shall be provided unless such compromise shall have been approved as in the best interests of the Fund by a majority of the disinterested trustees or the Fund has received a written opinion of independent legal counsel to the effect that the person to be indemnified appears to have acted in good faith in the reasonable belief that such person's action was in the best interests of the fund. A provision of this section of the Trust Agreement also provides that the Trust Agreement is not the sole means of indemnification and that the Fund may indemnify persons as provided by applicable law.

     The District of Columbia Code does not contain a provision relating to the indemnification of trustees, officers, employees, or agents of a trust.
However, under general common law trust principles, a trustee is normally entitled to reimbursement from the trust for all necessary and reasonable expenditures made in the execution of the trust if the trustee acted in good faith for the benefit of the trust. However, under common law trust principles, property of the trust cannot be used to reimburse the trustee for losses or expenses incurred by the trustee, unless the trustee has exercised good faith and common prudence.

     In addition, the Agreement and Plan of Merger (the "Agreement") by and among the Registrant, and the Steadman Investment Fund, the Steadman American Industry Fund, and the Steadman Technology and Growth Fund (the "Other Funds") provides at Section 14. Indemnification for, in certain circumstances, the indemnification of the respective officers, directors, trustees, and shareholders of the Other Funds. A copy of the Agreement is attached as Exhibit 4 to this Registration Statement.

     Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the "Act"), may be provided to directors, officers, or controlling persons of the Registrant, the Registrant has been advised that in the opinion of the Securities and Exchange Commission ("SEC"), such indemnification is against public policy as expressed in the Act and, therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 16.  Exhibits:

   Number                    Description
   ------                    -----------

     1 Amended and Restated Trust Indenture of Steadman Associated Fund and Declaration of Trust

     4              Agreement and Plan of Merger

     5              Specimen share certificate

     6              Steadman Security Trust Amended and Restated Investment
                    Advisory Agreement

     9              Custodian agreement and depository contract with Crestar
                    Bank N.A.

     11.1 Opinion of Manatt, Phelps & Phillips, LLP as to the legality of the securities being registered

     11.2           Consent of Manatt, Phelps & Phillips, LLP

     12.1 Opinion of Manatt, Phelps & Phillips, LLP, regarding tax matters and consequences

     12.2           Consent of Coopers & Lybrand, L.L.P.

     16             Power of Attorney (reference is made to the signature page)

Item 17.  Undertakings

     (1) The undersigned registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act [17 CFR 230.145c], the reoffering prospectus will contain the information called for by the applicable registration form for the reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

     (2) The undersigned registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

                                   SIGNATURES

     As required by the Securities Act of 1933, this Registration Statement has been signed on behalf of the registrant, in the City of Washington, District of Columbia, on the 31st day of January, 1997.


                              Steadman Security Trust
                              Registrant


                              /s/ Charles W. Steadman
                              -------------------------------------
                              Charles W. Steadman, Trustee,
                              Chairman of the Board of Trustees and
                              President, Steadman Security Trust

     We the undersigned trustees and officers of Steadman Associated Fund do hereby severally constitute and appoint Charles W. Steadman our true and lawful attorney and agent, to do any and all things and acts in our names in the capacities indicated below and to execute all instruments for us and in our names in the capacities indicated below which said Charles W. Steadman may deem necessary or advisable to enable Steadman Associated Fund to comply with the Securities Act of 1933, as amended, and any rules, regulations, and requirements of the Securities and Exchange Commission, in connection with the registration statement on Form N-14 relating to the offering of share interests in Steadman Associated Fund, including specifically but not limited to, power and authority to sign for us or any of us in our names in the capacities indicated below the registration statement and any and all amendments (including post-effective amendments) thereto; and we hereby ratify and confirm all that Charles W. Steadman shall do or cause to be done by virtue hereof.

     As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

(Signature)                   (Title)                       (Date)



/s/ Charles W. Steadman       Chairman of the Board,        January 31, 1997
------------------------      President and Trustee
Charles W. Steadman           Principal Executive Officer


/s/ Max Katcher               Executive Vice President,
------------------------      Treasurer & Secretary         January 31, 1997
Max Katcher                   Principal Financial Officer
                              Principal Accounting Officer

/s/ Paul A. Bowers
------------------------
Paul A. Bowers
                              Trustee                  January 31, 1997


/s/ John T. Hayward
------------------------
John T. Hayward
                              Trustee                  January 31, 1997


/s/ Paul E. Wagner

------------------------
Paul E. Wagner                Trustee                  January 31, 1997